UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-24115

BARON ETF TRUST

(Exact Name of Registrant as Specified in Charter)

767 Fifth Avenue, 49th Floor

New York, NY 10153

(Address of Principal Executive Offices) (Zip Code)

Kristine Treglia, Chief Legal Officer

c/o Baron ETF Trust

767 Fifth Avenue, 49th Floor

New York, NY 10153

(Name and Address of Agent for Service)

(Registrant’s Telephone Number, including Area Code): 212-583-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

(Insert Baron ETF Trust TSR)

Semi-Annual Shareholder Report - June 30, 2026

Baron Emerging Markets Select ETF

NYSE: BCEM

This semi-annual shareholder report contains important information about Baron Emerging Markets Select ETF (the Fund) for the period of April 8, 2026 to June 30, 2026. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Baron Emerging Markets Select ETF	$19Footnote Reference**	0.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote**	Expenses for a full reporting period would be higher.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

Table Summary
	Baron Emerging Markets Select ETF (at NAV)	MSCI Emerging Markets Index	MSCI Emerging Markets IMI Growth Index
04/08/2026	$10,000	$10,000	$10,000
4/30/2026	$10,496	$10,403	$10,505
5/31/2026	$11,122	$11,410	$11,376
6/30/2026	$10,904	$11,249	$11,238

Average Annual Total Returns (%)

Table Summary
Fund/Index Name	Since Inception 4/8/2026Footnote Reference*
Baron Emerging Markets Select ETF (at NAV)	9.04%
MSCI Emerging Markets Index	12.49%
MSCI Emerging Markets IMI Growth Index	12.38%
Footnote	Description
Footnote*	Not Annualized.

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Table Summary
Total Net Assets	$42,935,376
# of Issuers	61
Portfolio Turnover Rate	10%Footnote Reference#
Total Advisory Fees Paid	$69,057
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Baron Emerging Markets Select ETF

June 30, 2026

What did the Fund invest in?

Top Ten Holdings

Table Summary
Holding	% of Net Assets (6/30/26)*
Franklin FTSE India ETF	15.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	13.9%
Samsung Electronics Co., Ltd.	7.8%
SK Hynix, Inc.	6.5%
Tencent Holdings Ltd.	2.8%
Southern Copper Corp.	2.1%
Montage Technology Co. Ltd.	2.1%
MediaTek, Inc.	1.9%
Delta Electronics, Inc.	1.8%
FirstRand Ltd.	1.8%
Total	56.2%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Information Technology	41.7%
Exchange-Traded Funds	15.4%
Industrials	11.4%
Financials	10.9%
Consumer Discretionary	5.1%
Materials	3.5%
Communication Services	3.3%
Health Care	2.2%
Energy	2.0%
Consumer Staples	1.1%
Cash and Cash Equivalents	3.4%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Country Exposures

(as a % of net assets)*

Table Summary
Value	Value
Korea, Republic of	22.2%
Taiwan	20.7%
China	19.3%
India	17.5%
Brazil	6.0%
Peru	3.3%
South Africa	2.3%
Greece	1.5%
Hungary	1.0%
Others	6.3%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Emerging Markets Select ETF

Semi-Annual Shareholder Report June 30, 2026

BCEM

Semi-Annual Shareholder Report - June 30, 2026

Baron Financials ETF

NASDAQ: BCFN

This semi-annual shareholder report contains important information about Baron Financials ETF (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Baron Financials ETF	$37	0.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

Table Summary
	Baron Financials ETF (at NAV)	S&P 500 Index	FactSet Global FinTech Index	MSCI ACWI Index	MSCI USA Financials Net Index
12/31/2019	$10,000	$10,000	$10,000	$10,000	$10,000
1/31/2020	$10,470	$9,996	$10,181	$9,890	$9,758
2/29/2020	$10,050	$9,173	$9,295	$9,091	$8,649
3/31/2020	$8,750	$8,040	$7,262	$7,863	$6,744
4/30/2020	$10,040	$9,071	$8,597	$8,706	$7,405
5/31/2020	$11,070	$9,503	$9,633	$9,084	$7,623
6/30/2020	$11,550	$9,692	$10,018	$9,375	$7,618
7/31/2020	$12,230	$10,238	$10,583	$9,871	$7,880
8/31/2020	$13,010	$10,974	$11,446	$10,475	$8,180
9/30/2020	$12,950	$10,557	$11,061	$10,137	$7,887
10/31/2020	$12,300	$10,277	$10,856	$9,891	$7,836
11/30/2020	$13,850	$11,402	$12,512	$11,110	$9,141
12/31/2020	$14,720	$11,840	$13,478	$11,625	$9,724
1/31/2021	$13,870	$11,720	$13,263	$11,573	$9,539
2/28/2021	$14,640	$12,044	$13,971	$11,841	$10,624
3/31/2021	$14,530	$12,571	$13,852	$12,157	$11,232
4/30/2021	$15,710	$13,242	$14,444	$12,688	$11,998
5/31/2021	$15,620	$13,334	$14,435	$12,886	$12,538
6/30/2021	$16,970	$13,646	$14,599	$13,056	$12,198
7/31/2021	$17,490	$13,970	$14,312	$13,146	$12,189
8/31/2021	$18,470	$14,395	$14,677	$13,475	$12,817
9/30/2021	$17,420	$13,725	$14,057	$12,918	$12,551
10/31/2021	$18,130	$14,687	$14,116	$13,577	$13,532
11/30/2021	$16,860	$14,585	$12,749	$13,251	$12,784
12/31/2021	$16,980	$15,239	$12,977	$13,781	$13,124
1/31/2022	$14,840	$14,450	$11,599	$13,104	$13,073
2/28/2022	$13,730	$14,017	$11,139	$12,765	$12,847
3/31/2022	$14,150	$14,538	$11,319	$13,042	$12,770
4/30/2022	$12,330	$13,270	$10,138	$11,998	$11,453
5/31/2022	$12,010	$13,294	$9,943	$12,012	$11,824
6/30/2022	$10,980	$12,197	$8,738	$10,999	$10,509
7/31/2022	$12,260	$13,322	$9,494	$11,768	$11,270
8/31/2022	$11,880	$12,778	$9,324	$11,334	$11,046
9/30/2022	$10,788	$11,602	$8,286	$10,249	$10,150
10/31/2022	$11,680	$12,541	$8,770	$10,868	$11,377
11/30/2022	$11,995	$13,242	$8,970	$11,711	$12,147
12/31/2022	$11,326	$12,479	$8,609	$11,250	$11,454
1/31/2023	$12,380	$13,263	$9,833	$12,056	$12,339
2/28/2023	$11,985	$12,939	$9,430	$11,711	$12,045
3/31/2023	$11,873	$13,414	$9,319	$12,072	$10,886
4/30/2023	$11,883	$13,624	$9,169	$12,245	$11,168
5/31/2023	$11,772	$13,683	$9,324	$12,114	$10,739
6/30/2023	$12,502	$14,587	$9,858	$12,817	$11,469
7/31/2023	$13,059	$15,056	$10,506	$13,287	$12,070
8/31/2023	$13,130	$14,816	$9,802	$12,915	$11,725
9/30/2023	$12,664	$14,109	$9,191	$12,381	$11,355
10/31/2023	$12,177	$13,813	$8,511	$12,009	$11,046
11/30/2023	$13,779	$15,074	$9,693	$13,117	$12,329
12/31/2023	$14,418	$15,759	$10,619	$13,748	$13,049
1/31/2024	$14,712	$16,024	$10,408	$13,828	$13,386
2/29/2024	$15,229	$16,880	$10,798	$14,422	$14,010
3/31/2024	$15,331	$17,423	$11,001	$14,867	$14,697
4/30/2024	$14,337	$16,711	$10,248	$14,384	$14,054
5/31/2024	$14,712	$17,540	$10,298	$14,968	$14,501
6/30/2024	$14,986	$18,169	$10,367	$15,301	$14,387
7/31/2024	$15,574	$18,390	$10,949	$15,548	$15,283
8/31/2024	$16,537	$18,836	$11,432	$15,943	$15,877
9/30/2024	$16,862	$19,238	$11,631	$16,313	$15,823
10/31/2024	$17,176	$19,064	$11,581	$15,947	$16,297
11/30/2024	$18,920	$20,183	$12,668	$16,543	$18,088
12/31/2024	$17,754	$19,702	$12,136	$16,152	$17,099
1/31/2025	$18,819	$20,251	$12,273	$16,694	$18,268
2/28/2025	$18,423	$19,986	$11,686	$16,593	$18,375
3/31/2025	$17,521	$18,860	$11,223	$15,938	$17,489
4/30/2025	$17,602	$18,732	$11,405	$16,087	$17,142
5/31/2025	$18,636	$19,911	$12,213	$17,011	$18,038
6/30/2025	$19,143	$20,924	$12,774	$17,775	$18,705
7/31/2025	$18,839	$21,394	$12,513	$18,016	$18,759
8/31/2025	$18,677	$21,827	$12,965	$18,461	$19,293
9/30/2025	$18,322	$22,624	$12,531	$19,130	$19,304
10/31/2025	$17,876	$23,154	$12,016	$19,558	$18,784
11/30/2025	$17,703	$23,210	$11,629	$19,556	$19,099
12/31/2025	$17,915	$23,225	$11,631	$19,760	$19,704
1/31/2026	$17,129	$23,561	$10,970	$20,346	$19,214
2/28/2026	$15,746	$23,382	$10,156	$20,607	$18,423
3/31/2026	$15,054	$22,218	$9,287	$19,127	$17,756
4/30/2026	$15,688	$24,549	$10,064	$21,073	$18,776
5/31/2026	$15,342	$25,841	$9,961	$22,160	$18,542
6/30/2026	$15,328	$25,595	$9,859	$21,983	$19,341

Average Annual Total Returns (%)

Table Summary
Fund/Index Name	1 Year	5 Years	Since Inception 12/31/2019
Baron Financials ETF (at NAV)	(19.93)%	(2.01)%	6.79%
MSCI USA Financials Net Index	3.40%	9.66%	10.73%
MSCI ACWI Index	23.67%	10.98%	12.89%
FactSet Global FinTech Index	(22.83)%	(7.55)%	(0.22)%
S&P 500 Index	22.32%	13.41%	15.55%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Table Summary
Total Net Assets	$46,099,748
# of Issuers	42
Portfolio Turnover Rate	18%Footnote Reference#
Total Advisory Fees Paid	$194,524
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Baron Financials ETF

June 30, 2026

What did the Fund invest in?

Top Ten Holdings

Table Summary
Holding	% of Net Assets (6/30/26)*
Visa, Inc.	6.0%
Mastercard, Incorporated	5.6%
Bank of America Corp.	4.9%
Interactive Brokers Group, Inc.	4.5%
Morgan Stanley	4.3%
Charles Schwab Corp.	4.1%
S&P Global, Inc.	4.0%
JPMorgan Chase & Co.	3.8%
Moody's Corp.	3.7%
MSCI, Inc.	3.6%
Total	44.4%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Financials	86.1%
Industrials	6.3%
Information Technology	4.3%
Consumer Discretionary	3.1%
Cash and Cash Equivalents	0.3%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Financials ETF

Semi-Annual Shareholder Report June 30, 2026

BCFN

Semi-Annual Shareholder Report - June 30, 2026

Baron First Principles ETF

NYSE: RONB

This semi-annual shareholder report contains important information about Baron First Principles ETF (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Baron First Principles ETF	$49	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

Table Summary
	Baron First Principles ETF (at NAV)	Russell 3000 Growth Index	Russell 3000 Index
12/12/2025	$10,000	$10,000	$10,000
12/31/2025	$9,927	$10,038	$10,006
1/31/2026	$9,615	$9,910	$10,162
2/28/2026	$9,686	$9,579	$10,113
3/31/2026	$9,082	$9,080	$9,610
4/30/2026	$9,232	$10,189	$10,591
5/31/2026	$9,686	$10,920	$11,127
6/30/2026	$9,718	$10,629	$11,093

Average Annual Total Returns (%)

Table Summary
Fund/Index Name	Since Inception 12/12/2025Footnote Reference*
Baron First Principles ETF (at NAV)	(2.82)%
Russell 3000 Growth Index	6.29%
Russell 3000 Index	10.93%
Footnote	Description
Footnote*	Not Annualized.

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Table Summary
Total Net Assets	$489,624,186
# of Issuers	24
Portfolio Turnover Rate	23%Footnote Reference#
Total Advisory Fees Paid	$2,362,472
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Baron First Principles ETF

June 30, 2026

What did the Fund invest in?

Top Ten Holdings

Table Summary
Holding	% of Net Assets (6/30/26)*
Space Exploration Technologies Corp.	32.2%
Tesla, Inc.	12.4%
MSCI, Inc.	4.5%
Hyatt Hotels Corp.	4.4%
Charles Schwab Corp.	3.8%
Interactive Brokers Group, Inc.	3.5%
Shopify, Inc.	3.3%
Red Rock Resorts, Inc.	3.0%
Verisk Analytics, Inc.	2.9%
Spotify Technology SA	2.7%
Total	72.7%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Communication Services	36.4%
Consumer Discretionary	33.0%
Financials	18.8%
Industrials	5.2%
Information Technology	4.8%
Health Care	1.7%
Cash and Cash Equivalents	0.1%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron First Principles ETF

Semi-Annual Shareholder Report June 30, 2026

RONB

Semi-Annual Shareholder Report - June 30, 2026

Baron Global Durable Advantage ETF

NYSE: BCGD

This semi-annual shareholder report contains important information about Baron Global Durable Advantage ETF (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Baron Global Durable Advantage ETF	$38	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmark

Table Summary
	Baron Global Durable Advantage ETF (at NAV)	MSCI ACWI Index
12/12/2025	$10,000	$10,000
12/31/2025	$10,118	$10,062
1/31/2026	$10,336	$10,360
2/28/2026	$10,164	$10,493
3/31/2026	$9,380	$9,740
4/30/2026	$10,368	$10,730
5/31/2026	$10,554	$11,284
6/30/2026	$10,566	$11,194

Average Annual Total Returns (%)

Table Summary
Fund/Index Name	Since Inception 12/12/2025Footnote Reference*
Baron Global Durable Advantage ETF (at NAV)	5.66%
MSCI ACWI Index	11.94%
Footnote	Description
Footnote*	Not Annualized.

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Table Summary
Total Net Assets	$9,773,674
# of Issuers	40
Portfolio Turnover Rate	6%Footnote Reference#
Total Advisory Fees Paid	$28,312
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Baron Global Durable Advantage ETF

June 30, 2026

What did the Fund invest in?

Top Ten Holdings

Table Summary
Holding	% of Net Assets (6/30/26)*
Taiwan Semiconductor Manufacturing Co., Ltd.	8.7%
NVIDIA Corp.	6.4%
Amazon.com, Inc.	6.1%
Alphabet, Inc.	5.4%
Visa, Inc.	5.4%
ASML Holding N.V.	5.2%
S&P Global, Inc.	3.7%
Brookfield Corp.	3.2%
Eli Lilly & Co.	3.2%
Meta Platforms, Inc.	2.9%
Total	50.2%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Information Technology	30.0%
Financials	21.5%
Consumer Discretionary	15.3%
Industrials	11.6%
Communication Services	9.9%
Health Care	6.0%
Consumer Staples	2.8%
Real Estate	2.8%
Cash and Cash Equivalents	0.1%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Country Exposures

(as a % of net assets)*

Table Summary
Value	Value
United States	59.3%
Taiwan	8.7%
Netherlands	5.2%
Canada	4.8%
Sweden	4.6%
Japan	4.3%
France	3.2%
Italy	2.6%
Korea, Republic of	2.3%
Others	5.1%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Global Durable Advantage ETF

Semi-Annual Shareholder Report June 30, 2026

BCGD

Semi-Annual Shareholder Report - June 30, 2026

Baron Risk Optimized Large Cap ETF

NYSE: BROL

This semi-annual shareholder report contains important information about Baron Risk Optimized Large Cap ETF (the Fund) for the period of May 26, 2026 to June 30, 2026. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Baron Risk Optimized Large Cap ETF	$4Footnote Reference**	0.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote**	Expenses for a full reporting period would be higher.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmark

Table Summary
	Baron Risk Optimized Large Cap ETF (at NAV)	S&P 500 Index
05/26/2026	$10,000	$10,000
5/31/2026	$10,056	$10,082
6/30/2026	$10,173	$9,986

Average Annual Total Returns (%)

Table Summary
Fund/Index Name	Since Inception 5/26/2026Footnote Reference*
Baron Risk Optimized Large Cap ETF (at NAV)	1.73%
S&P 500 Index	(0.14)%
Footnote	Description
Footnote*	Not Annualized.

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Table Summary
Total Net Assets	$2,554,621
# of Issuers	61
Portfolio Turnover Rate	8%Footnote Reference#
Total Advisory Fees Paid	$1,327
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Baron Risk Optimized Large Cap ETF

June 30, 2026

What did the Fund invest in?

Top Ten Holdings

Table Summary
Holding	% of Net Assets (6/30/26)*
NVIDIA Corp.	7.4%
Alphabet, Inc.	7.2%
Space Exploration Technologies Corp.	4.8%
Amazon.com, Inc.	4.6%
Apple, Inc.	4.6%
Costco Wholesale Corp.	4.1%
Bank of America Corp.	3.4%
Broadcom, Inc.	3.3%
Welltower, Inc.	3.2%
Eli Lilly & Co.	3.0%
Total	45.7%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Information Technology	31.9%
Communication Services	15.2%
Financials	13.5%
Consumer Discretionary	10.4%
Health Care	10.0%
Industrials	7.3%
Real Estate	4.9%
Consumer Staples	4.1%
Materials	2.7%
Cash and Cash Equivalents	0.0%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote†	Includes other assets and liabilities-net.
Footnote‡	Rounds to less than 0.1%.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Risk Optimized Large Cap ETF

Semi-Annual Shareholder Report June 30, 2026

BROL

Semi-Annual Shareholder Report - June 30, 2026

Baron SMID Cap ETF

NYSE: BCSM

This semi-annual shareholder report contains important information about Baron SMID Cap ETF (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Baron SMID Cap ETF	$38	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

Table Summary
	Baron SMID Cap ETF (at NAV)	Russell 2500 Growth Index	Russell 3000 Index
12/12/2025	$10,000	$10,000	$10,000
12/31/2025	$9,813	$9,770	$10,006
1/31/2026	$9,674	$10,073	$10,162
2/28/2026	$9,503	$10,023	$10,113
3/31/2026	$8,776	$9,427	$9,610
4/30/2026	$9,283	$10,640	$10,591
5/31/2026	$9,901	$11,403	$11,127
6/30/2026	$10,147	$11,691	$11,093

Average Annual Total Returns (%)

Table Summary
Fund/Index Name	Since Inception 12/12/2025Footnote Reference*
Baron SMID Cap ETF (at NAV)	1.47%
Russell 2500 Growth Index	16.91%
Russell 3000 Index	10.93%
Footnote	Description
Footnote*	Not Annualized.

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Table Summary
Total Net Assets	$33,148,201
# of Issuers	55
Portfolio Turnover Rate	42%Footnote Reference#
Total Advisory Fees Paid	$90,905
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Baron SMID Cap ETF

June 30, 2026

What did the Fund invest in?

Top Ten Holdings

Table Summary
Holding	% of Net Assets (6/30/26)*
Axon Enterprise, Inc.	4.2%
Rubrik, Inc.	3.2%
Loar Holdings, Inc.	3.1%
Coherent Corp.	2.8%
Samsara, Inc.	2.8%
Forgent Power Solutions, Inc.	2.7%
Enpro, Inc.	2.7%
Dynatrace, Inc.	2.6%
Datadog, Inc.	2.6%
Mercury Systems, Inc.	2.5%
Total	29.3%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Industrials	29.4%
Information Technology	22.3%
Health Care	16.0%
Consumer Discretionary	15.5%
Financials	6.2%
Communication Services	3.9%
Materials	2.7%
Cash and Cash Equivalents	4.0%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron SMID Cap ETF

Semi-Annual Shareholder Report June 30, 2026

BCSM

Semi-Annual Shareholder Report - June 30, 2026

Baron Technology ETF

NASDAQ: BCTK

This semi-annual shareholder report contains important information about Baron Technology ETF (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Baron Technology ETF	$43	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

Table Summary
	Baron Technology ETF (at NAV)	S&P 500 Index	MSCI ACWI Index	MSCI ACWI Information Technology Index
12/31/2021	$10,000	$10,000	$10,000	$10,000
1/31/2022	$8,750	$9,483	$9,509	$9,182
2/28/2022	$8,340	$9,199	$9,263	$8,770
3/31/2022	$8,360	$9,540	$9,464	$8,972
4/30/2022	$7,080	$8,708	$8,706	$7,919
5/31/2022	$6,790	$8,724	$8,717	$7,838
6/30/2022	$6,190	$8,004	$7,982	$7,027
7/31/2022	$6,930	$8,742	$8,539	$7,883
8/31/2022	$6,730	$8,386	$8,225	$7,437
9/30/2022	$5,910	$7,613	$7,437	$6,517
10/31/2022	$6,050	$8,230	$7,886	$6,972
11/30/2022	$6,110	$8,690	$8,498	$7,479
12/31/2022	$5,570	$8,189	$8,164	$6,893
1/31/2023	$6,380	$8,703	$8,749	$7,613
2/28/2023	$6,450	$8,491	$8,498	$7,582
3/31/2023	$6,820	$8,803	$8,760	$8,301
4/30/2023	$6,530	$8,940	$8,886	$8,247
5/31/2023	$7,490	$8,979	$8,791	$8,918
6/30/2023	$7,960	$9,572	$9,301	$9,436
7/31/2023	$8,370	$9,880	$9,642	$9,681
8/31/2023	$8,130	$9,723	$9,372	$9,471
9/30/2023	$7,650	$9,259	$8,985	$8,855
10/31/2023	$7,350	$9,064	$8,715	$8,771
11/30/2023	$8,560	$9,892	$9,519	$9,960
12/31/2023	$9,100	$10,342	$9,976	$10,410
1/31/2024	$9,420	$10,515	$10,035	$10,742
2/29/2024	$10,270	$11,077	$10,465	$11,403
3/31/2024	$10,440	$11,433	$10,788	$11,649
4/30/2024	$9,870	$10,966	$10,438	$11,020
5/31/2024	$10,300	$11,510	$10,862	$11,904
6/30/2024	$11,180	$11,923	$11,103	$12,991
7/31/2024	$10,910	$12,068	$11,283	$12,712
8/31/2024	$11,090	$12,361	$11,569	$12,891
9/30/2024	$11,610	$12,625	$11,838	$13,136
10/31/2024	$11,910	$12,510	$11,572	$13,010
11/30/2024	$13,160	$13,245	$12,005	$13,564
12/31/2024	$13,450	$12,929	$11,721	$13,698
1/31/2025	$13,910	$13,289	$12,114	$13,552
2/28/2025	$13,020	$13,116	$12,041	$13,281
3/31/2025	$11,460	$12,377	$11,566	$12,103
4/30/2025	$11,970	$12,293	$11,673	$12,345
5/31/2025	$13,830	$13,067	$12,344	$13,631
6/30/2025	$15,020	$13,731	$12,899	$14,922
7/31/2025	$15,420	$14,039	$13,074	$15,543
8/31/2025	$15,190	$14,324	$13,396	$15,608
9/30/2025	$15,905	$14,847	$13,882	$16,826
10/31/2025	$16,620	$15,194	$14,192	$18,050
11/30/2025	$15,895	$15,231	$14,191	$17,175
12/31/2025	$15,783	$15,241	$14,339	$17,311
1/31/2026	$15,669	$15,462	$14,764	$17,467
2/28/2026	$15,542	$15,344	$14,954	$17,287
3/31/2026	$14,693	$14,580	$13,880	$16,147
4/30/2026	$17,178	$16,110	$15,292	$19,303
5/31/2026	$19,459	$16,958	$16,081	$22,760
6/30/2026	$20,414	$16,796	$15,952	$22,458

Average Annual Total Returns (%)

Table Summary
Fund/Index Name	1 Year	Since Inception 12/31/2021
Baron Technology ETF (at NAV)	35.91%	17.20%
MSCI ACWI Information Technology Index	50.50%	19.70%
MSCI ACWI Index	23.67%	10.95%
S&P 500 Index	22.32%	12.22%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Table Summary
Total Net Assets	$205,234,378
# of Issuers	38
Portfolio Turnover Rate	37%Footnote Reference#
Total Advisory Fees Paid	$605,179
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Baron Technology ETF

June 30, 2026

What did the Fund invest in?

Top Ten Holdings

Table Summary
Holding	% of Net Assets (6/30/26)*
Taiwan Semiconductor Manufacturing Co., Ltd.	8.9%
Lam Research Corp.	8.8%
Space Exploration Technologies Corp.	8.6%
Broadcom, Inc.	6.4%
Alphabet, Inc.	6.0%
NVIDIA Corp.	5.6%
Micron Technology, Inc.	4.8%
Spotify Technology SA	4.2%
Amazon.com, Inc.	4.0%
Coherent Corp.	3.6%
Total	61.1%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Information Technology	61.9%
Communication Services	19.7%
Industrials	7.7%
Consumer Discretionary	7.3%
Health Care	1.7%
Utilities	0.9%
Real Estate	0.6%
Cash and Cash Equivalents	0.2%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Technology ETF

Semi-Annual Shareholder Report June 30, 2026

BCTK

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The information is disclosed as part of the Financial Statements and Other Important Information included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(Insert Baron ETF Trust Semi-Annual Financial Statements here)

Baron First Principles ETF

Baron Global Durable Advantage ETF

Baron SMID Cap ETF

Baron Financials ETF

Baron Technology ETF

Baron Emerging Markets Select ETF

Baron Risk Optimized Large Cap ETF

June 30, 2026

Baron Funds®

Baron ETF Trust™

Semi-Annual Financial Statements and Other Important Information

Baron First Principles ETF
Ticker Symbol: RONB
Baron Global Durable Advantage ETF
Ticker Symbol: BCGD
Baron SMID Cap ETF
Ticker Symbol: BCSM
Baron Financials ETF
Ticker Symbol: BCFN
Baron Technology ETF
Ticker Symbol: BCTK
Baron Emerging Markets Select ETF
Ticker Symbol: BCEM
Baron Risk Optimized Large Cap ETF
Ticker Symbol: BROL

DEAR BARON ETF TRUST SHAREHOLDER:

In this report, you will find unaudited semi-annual financial statements and other important information for Baron First Principles ETF, Baron Global Durable Advantage ETF, Baron SMID Cap ETF, Baron Financials ETF, Baron Technology ETF, Baron Emerging Markets Select ETF, and Baron Risk Optimized Large Cap ETF (the Funds) for the six months ended June 30, 2026.

We thank you for choosing to join us as fellow shareholders in Baron ETF Trust. We will continue to work hard to justify your confidence.

Sincerely,

Ronald Baron Chief Executive Officer August 21, 2026	Patrick M. Patalino Chief Operating Officer August 21, 2026	Christopher Snively Chief Financial Officer and Treasurer August 21, 2026

These Semi-Annual Financial Statements are for the Baron ETF Trust, which currently has seven series: Baron First Principles ETF, Baron Global Durable Advantage ETF, Baron SMID Cap ETF, Baron Financials ETF, Baron Technology ETF, Baron Emerging Markets Select ETF, and Baron Risk Optimized Large Cap ETF. If you are interested in Baron Select Funds Trust, which currently has 10 series: Baron Partners Fund, Baron Focused Generational Growth Fund, Baron International Growth Fund, Baron Real Estate Fund, Baron Emerging Markets Fund, Baron Global Opportunity Fund, Baron Real Estate Income Fund, Baron Health Care Fund, Baron India Fund, and Baron WealthBuilder Fund, or Baron Investment Funds Trust, which contains the Baron Asset Fund, Baron Generational Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund, and Baron Durable Advantage Fund, please visit the Funds’ website at BaronCapitalGroup.com or contact us at 1-800-99BARON.

The Funds’ Proxy Voting Policy is available without charge and can be found on the Funds’ website at BaronCapitalGroup.com, by clicking on the “Regulatory Documents” link at the bottom left corner of the homepage or by calling 1-800-99BARON and on the Securities and Exchange Commission’s (SEC) website at sec.gov. The Funds’ most current proxy voting record, Form N-PX, is also available on the Funds’ website and on the SEC’s website.

The Funds file their complete Portfolios of Investments with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at sec.gov. Portfolios of Investments current to the most recent first and third quarters are also available on the Funds’ website.

Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost. For more complete information about Baron Funds, including charges and expenses, call, write or go to BaronCapitalGroup.com for a prospectus or summary prospectus. Read them carefully before you invest or send money. This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds, unless accompanied or preceded by the Funds’ current prospectus or summary prospectus.

Baron First Principles ETF	June 30, 2026

PORTFOLIO OF INVESTMENTS (Unaudited)

JUNE 30, 2026

Shares		Cost	Value
Common Stocks (99.87%)
Communication Services (36.40%)
	Alternative Carriers (32.21%)
922,873	Space Exploration Technologies Corp., Cl A1,3	$111,111,510	$157,682,080

	Movies & Entertainment (4.19%)
39,995	Live Nation Entertainment, Inc.[1]	6,892,338	7,323,485
28,741	Spotify Technology SA1,2	15,162,948	13,195,855

		22,055,286	20,519,340

Total Communication Services		133,166,796	178,201,420

Consumer Discretionary (33.01%)
	Apparel, Accessories & Luxury Goods (2.30%)
1,101,246	Figs, Inc., Cl A1	14,248,848	11,265,747

	Automobile Manufacturers (12.39%)
144,215	Tesla, Inc.[1]	63,039,796	60,656,829

	Casinos & Gaming (2.99%)
225,207	Red Rock Resorts, Inc., Cl A	14,070,000	14,651,967

	Footwear (4.56%)
283,807	Birkenstock Holding PLC[1,2]	13,115,586	12,212,215
286,344	On Holding AG, Cl A1,2	11,984,956	10,142,305

		25,100,542	22,354,520

	Hotels, Resorts & Cruise Lines (8.59%)
63,232	Airbnb, Inc., Cl A1	8,606,283	9,048,499
102,744	Choice Hotels International, Inc.	11,587,162	11,329,581
111,758	Hyatt Hotels Corp., Cl A	22,112,438	21,663,171

		42,305,883	42,041,251

	Leisure Facilities (2.18%)
78,294	Vail Resorts, Inc.	10,674,611	10,659,728

Total Consumer Discretionary		169,439,680	161,630,042

Financials (18.79%)
	Financial Exchanges & Data (8.83%)
50,791	FactSet Research Systems, Inc.	12,900,836	11,685,994
61,912	Morningstar, Inc.	11,501,448	9,659,510
39,129	MSCI, Inc.	24,153,228	21,913,805

		48,555,512	43,259,309

	Investment Banking & Brokerage (7.28%)
199,254	Charles Schwab Corp.	19,016,869	18,385,166
198,041	Interactive Brokers Group, Inc., Cl A	17,607,802	17,237,489

		36,624,671	35,622,655

	Property & Casualty Insurance (2.68%)
93,284	Arch Capital Group Ltd.[1,2]	9,175,320	9,054,145
12,339	Kinsale Capital Group, Inc.	4,864,805	4,069,525

		14,040,125	13,123,670

Total Financials		99,220,308	92,005,634

Shares		Cost	Value
Common Stocks (continued)
Health Care (1.72%)
	Health Care Equipment (1.72%)
15,977	IDEXX Laboratories, Inc.[1]	$9,743,004	$8,410,932

Industrials (5.19%)
	Aerospace & Defense (2.28%)
43,205	HEICO Corp., Cl A	10,913,719	11,143,002

	Research & Consulting Services (2.91%)
79,442	Verisk Analytics, Inc.	15,838,441	14,262,222

Total Industrials		26,752,160	25,405,224

Information Technology (4.76%)
	Application Software (1.47%)
58,676	Guidewire Software, Inc[1]	8,908,397	7,220,082

	Internet Services & Infrastructure (3.29%)
141,071	Shopify, Inc., Cl A1,2	17,670,513	16,107,487

Total Information Technology		26,578,910	23,327,569

Total Investments (99.87%)		$464,900,858	488,980,821

Cash and Other Assets Less Liabilities (0.13%)			643,365

Net Assets			$489,624,186

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

A portion of Space Exploration Technologies Corp. (“SpaceX”) shares are subject to a lock-up agreement with contractual sale restriction expiration dates ranging from 8/6/2026 to 8/3/2027. Fair value is based on the unadjusted market price of the equivalent equity security. At June 30, 2026, the total value of SpaceX shares subject to the lock-up is $48,096,748 or 9.82% of net assets. See Note 6 regarding Restricted Securities.

All securities are Level 1, unless otherwise noted.

2	See Notes to Financial Statements.

June 30, 2026	Baron Global Durable Advantage ETF

PORTFOLIO OF INVESTMENTS (Unaudited)

JUNE 30, 2026

Shares		Cost	Value
Common Stocks (99.91%)
Argentina (1.34%)
77	MercadoLibre, Inc.[1]	$153,364	$130,699

Brazil (1.94%)
14,177	NU Holdings Ltd., Cl A1	229,370	189,405

Canada (4.77%)
7,320	Brookfield Corp., Cl A	337,042	311,759
82	Constellation Software, Inc.	174,047	154,373

Total Canada		511,089	466,132

China (1.59%)
2,810	Tencent Holdings Limited, ADR	209,847	155,168

France (3.17%)
105	Hermes International SCA	249,632	191,717
213	LVMH Moët Hennessy Louis Vuitton SE	144,357	117,817

Total France		393,989	309,534

Germany (0.17%)
420	Innio N.V.[1]	11,340	16,611

Italy (2.55%)
263	Ferrari N.V.	94,019	97,912
8,390	Stevanato Group SpA	136,255	151,608

Total Italy		230,274	249,520

Japan (4.26%)
7,614	Ajinomoto Co., Inc.	183,017	275,021
283	Keyence Corporation	108,651	141,087

Total Japan		291,668	416,108

Korea, Republic of (2.27%)
6,563	Coupang, Inc.[1]	138,241	113,999
20	Samsung Electronics Co. Ltd., GDR	99,993	107,800

Total Korea, Republic of		238,234	221,799

Netherlands (5.17%)
254	ASML Holding N.V.	323,147	505,318

Sweden (4.62%)
11,142	Atlas Copco AB, Cl A	213,771	225,394
6,922	Lifco AB, Cl B	245,872	226,585

Total Sweden		459,643	451,979

Taiwan (8.73%)
1,786	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	585,009	852,940

Shares		Cost	Value
Common Stocks (continued)
United States (59.33%)
1,507	Alphabet, Inc., Cl C	$494,999	$532,468
2,519	Amazon.com, Inc. [1]	598,274	600,379
653	Amphenol Corp., Cl A	94,654	115,137
268	AppLovin Corp., Cl A [1]	115,534	138,082
278	Broadcom, Inc.	111,691	105,015
1,224	CME Group, Inc.	320,066	270,296
258	Eli Lilly & Co.	265,496	309,453
718	HEICO Corp., Cl A	178,747	185,179
738	Hilton Worldwide Holdings, Inc.	221,199	243,880
1,339	KKR & Co., Inc.	164,907	122,893
333	LPL Financial Holdings, Inc.	117,701	93,799
505	Meta Platforms, Inc., Cl A	328,980	284,461
136	Monolithic Power Systems, Inc.	151,943	188,001
400	MSCI, Inc.	232,172	224,016
3,120	NVIDIA Corp.	585,897	624,281
181	Quanta Services, Inc.	99,208	130,327
890	S&P Global, Inc.	433,449	362,461
244	Thermo Fisher Scientific, Inc.	138,536	122,332
182	TransDigm Group, Inc. [1]	241,773	242,431
1,527	Visa, Inc., Cl A	512,057	523,898
261	Watsco, Inc.	98,449	108,767
1,197	Welltower, Inc.	231,891	271,683

Total United States		5,737,623	5,799,239

Total Investments (99.91%)		$9,374,597	9,764,452

Cash and Other Assets Less Liabilities (0.09%)			9,222

Net Assets			$9,773,674

%	Represents percentage of net assets.
[1]	Non-income producing securities.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector as of June 30, 2026	Percentage of Net Assets

Information Technology	30.0%

Financials	21.5%

Consumer Discretionary	15.3%

Industrials	11.6%

Communication Services	9.9%

Health Care	6.0%

Consumer Staples	2.8%

Real Estate	2.8%

Cash and Cash Equivalents*	0.1%
100.0%**

*	Includes other assets and liabilities-net.
**	Individual weights may not sum to 100% due to rounding.

See Notes to Financial Statements.	3

Baron SMID Cap ETF	June 30, 2026

PORTFOLIO OF INVESTMENTS (Unaudited)

JUNE 30, 2026

Shares		Cost	Value
Common Stocks (96.01%)
Communication Services (3.94%)
	Interactive Media & Services (1.59%)
3,036	Reddit, Inc., Cl A1	$502,511	$526,989

	Movies & Entertainment (2.35%)
8,914	Liberty Media Corporation-Liberty Formula One, Cl A1	736,856	780,331

Total Communication Services		1,239,367	1,307,320

Consumer Discretionary (15.48%)
	Automobile Manufacturers (1.90%)
1,687	Ferrari NV2	550,080	628,053

	Casinos & Gaming (4.16%)
3,290	Churchill Downs, Inc.	282,195	294,916
16,848	DraftKings, Inc., Cl A1	422,707	425,580
6,776	Wynn Resorts Ltd.	754,854	657,882

		1,459,756	1,378,378

	Hotels, Resorts & Cruise Lines (3.27%)
1,863	Hilton Worldwide Holdings, Inc.	549,497	615,647
4,477	Viking Holdings Ltd.[1,2]	355,046	468,608

		904,543	1,084,255

	Restaurants (3.88%)
13,643	Chipotle Mexican Grill, Inc.[1]	475,613	463,862
6,578	Shake Shack, Inc., Cl A1	601,545	368,499
2,619	Wingstop, Inc.	552,849	454,161

		1,630,007	1,286,522

	Specialized Consumer Services (2.27%)
7,128	Liberty Live Holdings, Inc., Cl C1	612,862	753,002

Total Consumer Discretionary		5,157,248	5,130,210

Financials (6.23%)
	Asset Management & Custody Banks (1.40%)
5,884	Hamilton Lane, Inc., Cl A	673,097	463,836

	Financial Exchanges & Data (3.09%)
1,095	MSCI, Inc.	620,610	613,243
4,121	Tradeweb Markets, Inc., Cl A	468,340	410,699

		1,088,950	1,023,942

	Investment Banking & Brokerage (1.74%)
2,044	LPL Financial Holdings, Inc.	677,327	575,754

Total Financials		2,439,374	2,063,532

Health Care (15.99%)
	Biotechnology (2.23%)
798	argenx SE, ADR[1,2]	622,000	740,360

	Health Care Equipment (2.12%)
7,747	Edwards Lifesciences Corp.[1]	638,136	700,794

	Health Care Technology (1.40%)
22,619	Waystar Holding Corp.[1]	573,739	464,368

	Life Sciences Tools & Services (7.61%)
2,293	Illumina, Inc.[1]	309,236	403,178
2,138	Natera, Inc.[1,3]	452,644	580,360
4,671	Repligen Corp.[1]	663,382	637,312
27,703	Stevanato Group SpA[2]	503,710	500,593
6,942	Tempus AI, Inc., Cl A1	382,790	402,150

		2,311,762	2,523,593

	Pharmaceuticals (2.63%)
23,039	Elanco Animal Health, Inc.[1]	549,594	566,990
8,987	Teva Pharmaceutical Industries Ltd., ADR[1,2]	304,910	304,479

		854,504	871,469

Total Health Care		5,000,141	5,300,584

Shares		Cost	Value
Common Stocks (continued)
Industrials (29.37%)
	Aerospace & Defense (15.43%)
10,668	Arxis, Inc., Cl A1	$336,808	$492,222
2,505	Axon Enterprise, Inc.[1]	1,157,289	1,404,328
1,782	BWX Technologies, Inc.	333,878	346,866
9,200	Karman Holdings, Inc.[1]	688,373	459,264
3,994	Kratos Defense & Security Solutions, Inc.[1]	291,715	199,141
12,822	Loar Holdings, Inc.[1]	851,959	1,033,581
6,841	Mercury Systems, Inc.[1]	529,052	836,860
256	TransDigm Group, Inc.[1]	312,360	341,002

		4,501,434	5,113,264

	Building Products (1.83%)
3,871	Advanced Drainage Systems, Inc.	575,776	607,592

	Electrical Components & Equipment (3.93%)
1,680	AMETEK, Inc.	376,896	406,459
16,019	Forgent Power Solutions, Inc., Cl A1,3	529,248	894,822

		906,144	1,301,281

	Environmental & Facilities Services (3.36%)
11,590	Rollins, Inc.	671,439	483,767
3,776	Waste Connections, Inc.[2]	607,328	629,421

		1,278,767	1,113,188

	Heavy Electrical Equipment (0.48%)
8,731	X-Energy, Inc.[1]	202,511	160,301

	Industrial Machinery & Supplies & Components (2.65%)
2,335	Enpro, Inc.	553,515	880,132

	Trading Companies & Distributors (1.69%)
4,908	SiteOne Landscape Supply, Inc.[1]	631,280	561,524

Total Industrials		8,649,427	9,737,282

Information Technology (22.34%)
	Application Software (5.29%)
56	Fair Isaac Corp.[1]	61,255	66,908
6,145	Guidewire Software, Inc.[1]	1,009,166	756,142
28,729	Samsara, Inc., Cl A1	911,868	931,682

		1,982,289	1,754,732

	Electronic Components (2.84%)
2,385	Coherent Corp.[1]	498,902	940,811

	Internet Services & Infrastructure (0.64%)
959	Cerebras Systems, Inc., Cl A1,3	178,994	211,939

	Semiconductors (3.58%)
5,147	Lattice Semiconductor Corp.[1]	409,524	787,285
288	Monolithic Power Systems, Inc.	277,742	398,120

		687,266	1,185,405

	Systems Software (9.99%)
3,252	Datadog, Inc., Cl A1,3	431,724	846,691
19,733	Dynatrace, Inc.[1,3]	758,364	866,476
47,872	Netskope, Inc., Cl A1	678,921	523,719
13,382	Rubrik, Inc., Cl A1	866,594	1,074,307

		2,735,603	3,311,193

Total Information Technology		6,083,054	7,404,080

4	See Notes to Financial Statements.

June 30, 2026	Baron SMID Cap ETF

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2026

Shares		Cost	Value
Common Stocks (continued)
Materials (2.66%)
	Construction Materials (1.70%)
1,909	Vulcan Materials Co.	$539,586	$563,174

	Diversified Metals & Mining (0.96%)
5,698	MP Materials Corp.[1]	316,552	319,145

Total Materials		856,138	882,319

Total Investments (96.01%)		$29,424,749	31,825,327

Cash and Other Assets Less Liabilities (3.99%)			1,322,874

Net Assets			$33,148,201

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

Sector levels are provided from the Global Industry Classification Standard (GICS), developed and exclusively owned by MSCI Inc. (MSCI) and Standard and Poor’s Financial Services LLC (S&P). The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).

ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	5

Baron Financials ETF	June 30, 2026

PORTFOLIO OF INVESTMENTS (Unaudited)

JUNE 30, 2026

Shares		Cost	Value
Common Stocks (99.72%)
Consumer Discretionary (3.09%)
	Broadline Retail (3.09%)
838	MercadoLibre, Inc.[1]	$1,134,980	$1,422,413

Financials (86.06%)
	Asset Management & Custody Banks (6.14%)
1,352	Blackrock, Inc.	1,123,850	1,300,028
16,669	KKR & Co., Inc.	1,859,274	1,529,881

		2,983,124	2,829,909

	Consumer Finance (4.56%)
2,700	American Express Co.	894,709	913,275
5,919	Capital One Financial Corp.	1,312,993	1,187,470

		2,207,702	2,100,745

	Diversified Banks (11.47%)
39,454	Bank of America Corp.	2,136,105	2,248,089
5,300	JPMorgan Chase & Co.	1,653,618	1,734,849
97,647	NU Holdings Ltd., Cl A1,2	770,663	1,304,564

		4,560,386	5,287,502

	Diversified Financial Services (3.04%)
11,835	Apollo Global Management, Inc.	930,628	1,400,199

	Financial Exchanges & Data (16.76%)
5,325	CME Group, Inc.	1,170,874	1,175,920
3,749	Moody’s Corp.	1,354,579	1,697,997
2,958	MSCI, Inc.	1,274,658	1,656,598
4,550	S&P Global, Inc.	1,729,645	1,853,033
13,504	Tradeweb Markets, Inc., Cl A	1,141,268	1,345,809

		6,671,024	7,729,357

	Insurance Brokers (1.88%)
9,730	Baldwin Insurance Group, Inc., Cl A1	280,453	258,623
6,904	Neptune Insurance Holdings, Inc., Cl A1	138,080	217,476
16,175	TWFG, Inc. [1]	289,112	389,009

		707,645	865,108

	Investment Banking & Brokerage (20.79%)
20,700	Charles Schwab Corp.	1,671,015	1,909,989
7,298	Houlihan Lokey, Inc.	513,930	978,881
23,673	Interactive Brokers Group, Inc., Cl A	472,488	2,060,498
14,779	Lincoln International, Inc. [1]	305,016	352,775
5,500	LPL Financial Holdings, Inc.	927,737	1,549,240
9,468	Morgan Stanley	1,723,822	1,979,190
7,500	Robinhood Markets, Inc., Cl A1	304,139	752,100

		5,918,147	9,582,673

	Life & Health Insurance (1.40%)
2,279	Primerica, Inc.	583,816	647,692

	Property & Casualty Insurance (4.21%)
9,994	Arch Capital Group Ltd.[1,2]	812,734	970,017
985	Kinsale Capital Group, Inc.	167,922	324,863
2,958	The Progressive Corp.	334,560	646,175

		1,315,216	1,941,055

	Transaction & Payment Processing Services (15.81%)
6,313	Block, Inc.[1]	725,843	479,788
4,947	Jack Henry & Associates, Inc.	817,911	681,400
5,000	Mastercard, Incorporated, Cl A	1,728,324	2,568,000
8,000	Visa, Inc., Cl A	1,669,228	2,744,720
68,116	Wise Group PLC, Cl A (United Kingdom)[1,2]	697,039	816,967

		5,638,345	7,290,875

Total Financials		31,516,033	39,675,115

Shares		Cost	Value
Common Stocks (continued)
Industrials (6.30%)
	Research & Consulting Services (4.34%)
2,668	Equifax, Inc.	$573,674	$423,465
7,665	TransUnion	683,824	552,953
5,700	Verisk Analytics, Inc.	1,128,861	1,023,321

		2,386,359	1,999,739

	Trading Companies & Distributors (1.96%)
6,200	AerCap Holdings NV2	887,231	903,836

Total Industrials		3,273,590	2,903,575

Information Technology (4.27%)
	Application Software (2.79%)
400	Fair Isaac Corp.[1]	161,781	477,912
4,000	Guidewire Software, Inc.[1]	439,165	492,200
500	Intuit, Inc.	163,849	130,500
2,600	ServiceTitan, Inc., Cl A1	184,600	183,846

		949,395	1,284,458

	Internet Services & Infrastructure (1.48%)
6,000	Shopify, Inc., Cl A1,2	882,924	685,080

Total Information Technology		1,832,319	1,969,538

Total Investments (99.72%)		$37,756,922	45,970,641

Cash and Other Assets Less Liabilities (0.28%)			129,107

Net Assets			$46,099,748

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.

All securities are Level 1, unless otherwise noted.

6	See Notes to Financial Statements.

June 30, 2026	Baron Technology ETF

PORTFOLIO OF INVESTMENTS (Unaudited)

JUNE 30, 2026

Shares		Cost	Value
Common Stocks (99.84%)
Communication Services (19.74%)
	Alternative Carriers (8.63%)
103,647	Space Exploration Technologies Corp., Cl A1	$13,992,345	$17,709,126

	Interactive Media & Services (6.86%)
34,596	Alphabet, Inc., Cl C	11,459,651	12,223,805
3,310	Meta Platforms, Inc., Cl A	2,294,631	1,864,490

		13,754,282	14,088,295

	Movies & Entertainment (4.25%)
18,988	Spotify Technology SA1,2	8,791,248	8,717,960

Total Communication Services		36,537,875	40,515,381

Consumer Discretionary (7.26%)
	Automobile Manufacturers (3.25%)
15,846	Tesla, Inc.[1]	5,885,642	6,664,828

	Broadline Retail (4.01%)
34,589	Amazon.com, Inc.[1]	7,008,739	8,243,942

Total Consumer Discretionary		12,894,381	14,908,770

Health Care (1.68%)
	Health Care Services (1.68%)
41,505	Hinge Health, Inc., Cl A1	1,914,475	3,444,915

Industrials (7.75%)
	Aerospace & Defense (3.78%)
11,489	Axon Enterprise, Inc.[1]	6,026,205	6,440,848
27,049	DPC Holdings Ltd.[1,2],3	934,798	1,327,024

		6,961,003	7,767,872

	Construction & Engineering (1.50%)
4,283	Quanta Services, Inc.	1,832,975	3,083,931

	Electrical Components & Equipment (1.24%)
45,393	Forgent Power Solutions, Inc., Cl A1,3	1,547,611	2,535,653

	Heavy Electrical Equipment (1.23%)
7,204	Bloom Energy Corp., Cl A1,3	1,658,096	2,180,651
8,504	Innio NV1,2	232,998	336,333

		1,891,094	2,516,984

Total Industrials		12,232,683	15,904,440

Information Technology (61.89%)
	Application Software (1.91%)
6,092	Guidewire Software, Inc.[1]	771,010	749,621
97,508	Samsara, Inc., Cl A1	3,702,126	3,162,184

		4,473,136	3,911,805

	Communications Equipment (2.16%)
12,154	Arista Networks, Inc.[1]	1,689,024	2,064,722
2,773	Lumentum Holdings, Inc.[1]	898,589	2,379,400

		2,587,613	4,444,122

	Electronic Components (3.64%)
18,950	Coherent Corp.[1]	3,155,547	7,475,207

	Internet Services & Infrastructure (4.34%)
5,879	Cerebras Systems, Inc., Cl A1,3	1,106,172	1,299,259
79,714	GDS Holdings Ltd., ADR [1,2]	2,353,839	2,393,811
45,653	Shopify, Inc., Cl A [1,2]	5,489,931	5,212,660

		8,949,942	8,905,730

Shares		Cost	Value
Common Stocks (continued)

Information Technology (continued)

	Semiconductor Materials & Equipment (12.33%)
3,392	Applied Materials, Inc.	$1,864,318	$2,452,416
2,370	ASML Holding N.V.[2]	3,340,508	4,714,973
41,838	Lam Research Corp.	7,431,201	18,129,660

		12,636,027	25,297,049

	Semiconductors (32.57%)
12,285	Advanced Micro Devices, Inc.[1]	4,757,041	7,136,479
35,009	Broadcom, Inc.	8,742,201	13,224,650
534,475	indie Semiconductor, Inc., Cl A1	2,137,095	2,399,793
8,472	Micron Technology, Inc.	3,569,318	9,779,145
1,800	Monolithic Power Systems, Inc.	1,816,095	2,488,248
57,573	NVIDIA Corp.	7,887,611	11,519,781
1,136	SK Hynix, Inc.[2]	1,812,714	1,943,071
38,428	Taiwan Semiconductor Manufacturing Co., Ltd., ADR [2]	9,555,511	18,352,060

		40,277,586	66,843,227

	Systems Software (4.94%)
7,230	Cloudflare, Inc., Cl A [1,3]	1,237,027	1,773,374
3,289	Crowdstrike Holdings, Inc., Cl A [1]	1,383,422	2,509,968
6,243	Datadog, Inc., Cl A [1,3]	839,200	1,625,428
52,690	Rubrik, Inc., Cl A [1]	2,894,904	4,229,953

		6,354,553	10,138,723

Total Information Technology		78,434,404	127,015,863

Real Estate (0.58%)
	Health Care REITs (0.58%)
5,244	Welltower, Inc.	1,057,500	1,190,231

Utilities (0.94%)
	Renewable Electricity (0.94%)
66,011	Fervo Energy Co., Cl A [1]	1,827,876	1,929,502

Total Investments (99.84%)		$144,899,194	204,909,102

Cash and Other Assets Less Liabilities (0.16%)			325,276

Net Assets			$205,234,378

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

Sector levels are provided from the Global Industry Classification Standard (GICS), developed and exclusively owned by MSCI Inc. (MSCI) and Standard and Poor’s Financial Services LLC (S&P). The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).

ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	7

Baron Emerging Markets Select ETF	June 30, 2026

PORTFOLIO OF INVESTMENTS (Unaudited)

JUNE 30, 2026

Shares		Cost	Value
Common Stocks (81.22%)
Argentina (0.86%)
5,772	Vista Energy SAB de CV, ADR[1]	$389,139	$368,254

Brazil (5.98%)
99,283	GPS Participacoes e Empreendimentos SA, 144A	324,782	222,903
83,966	Itau Unibanco Holding SA, ADR	750,470	686,002
54,154	Localiza Rent a Car SA	529,310	435,766
19,539	NU Holdings Ltd., Cl A1	271,397	261,041
18,666	Petroleo Brasileiro SA - Petrobras, ADR	394,508	301,643
14,474	Vale SA, ADR	246,859	217,689
27,121	XP, Inc., Cl A	537,053	440,987

Total Brazil		3,054,379	2,566,031

China (19.34%)
7,907	Alibaba Group Holding Limited, ADR	1,018,931	758,914
18,032	ANTA Sports Products Ltd.	189,554	163,356
49,512	BYD Co. Ltd., ADR	668,639	458,976
990,000	Chongqing Machinery & Electric Co. Ltd., Cl H	340,279	254,984
12,235	Contemporary Amperex Technology Co. Ltd., Cl A	761,996	708,651
42,978	Full Truck Alliance Co. Ltd., ADR	369,597	348,981
44,313	Fuyao Glass Industry Group Co. Ltd., Cl A	363,421	329,405
19,475	Ganfeng Lithium Group Co. Ltd., Cl A	235,016	187,707
14,993	GDS Holdings Ltd., ADR1,	617,622	450,240
26,200	Jiangsu Hengli Hydraulic Co. Ltd., Cl A	389,480	415,314
277,383	Kingdee International Software Group Co. Ltd.[1]	290,452	209,376
14,867	Montage Technology Co. Ltd., Cl H1	400,341	880,701
27,301	Pony AI, Inc., ADR[1]	271,241	189,742
3,261	Tencent Holdings Limited, ADR	208,098	180,072
18,500	Tencent Holdings Ltd.	1,152,868	1,013,828
24,868	Tencent Music Entertainment Group, ADR	234,048	207,648
28,815	WuXi AppTec Co. Ltd., Cl A	442,463	528,746
3,719	Xiaomi Corp., ADR[1]	71,928	51,694
53,351	Xiaomi Corp., Cl B 144A1	208,763	147,206
2,125	Zai Lab Limited, ADR[1]	44,457	40,375
121,600	Zai Lab Ltd.[1]	251,958	224,196
68,300	Zhejiang Sanhua Intelligent Controls Co. Ltd., Cl H	266,495	230,255
53,100	Zhejiang Shuanghuan Driveline Co. Ltd., Cl A	300,297	324,842

Total China		9,097,944	8,305,209

Greece (1.46%)
36,424	National Bank of Greece SA	640,722	627,809

Hungary (1.02%)
2,955	OTP Bank Nyrt	406,902	436,106

India (2.05%)
11,373	HDFC Bank Ltd., ADR	299,898	293,765
9,233	Larsen & Toubro Ltd., GDR	388,513	401,635
3,365	Reliance Industries Ltd., GDR 144A	191,329	186,421

Total India		879,740	881,821

Shares		Cost	Value
Common Stocks (continued)
Japan (0.19%)
1,700	The Japan Steel Works Ltd.	$94,902	$80,266

Korea, Republic of (22.18%)
3,212	D’Alba Global Co. Ltd.	415,433	479,945
4,578	Doosan Enerbility Co. Ltd.[1]	302,910	256,484
1,314	HD Hyundai Marine Solution Co. Ltd., Cl C	189,081	190,404
11,805	HPSP Co. Ltd.	334,075	411,457
2,775	Hyundai Glovis Co. Ltd.	401,522	327,956
1,488	Hyundai Rotem Co. Ltd.	205,287	166,155
4,425	ISC Co. Ltd.	642,963	518,387
2,862	Korea Aerospace Industries Ltd.	362,612	270,443
186	Samsung Biologics Co. Ltd., 144A1	192,432	166,995
15,489	Samsung Electronics Co., Ltd.	2,111,349	3,339,138
8,115	Samsung Heavy Industries Co. Ltd.[1]	152,174	122,042
1,637	SK Hynix, Inc.	1,152,377	2,800,006
433	SK Square Co. Ltd.	355,574	474,279

Total Korea, Republic of		6,817,789	9,523,691

Netherlands (0.33%)
16,051	Prosus N.V., ADR	156,240	139,644

Peru (3.27%)
1,276	Credicorp, Ltd.	451,760	497,104
5,203	Southern Copper Corp.	990,824	906,675

Total Peru		1,442,584	1,403,779

Philippines (0.54%)
148,411	Bank of the Philippine Islands	244,058	232,157

Saudi Arabia (1.00%)
10,478	Rasan Information Technology Co.[1]	401,423	431,145

South Africa (2.31%)
132,364	FirstRand Ltd.	719,645	785,941
6,114	Gold Fields Ltd.	265,457	205,648

Total South Africa		985,102	991,589

Taiwan (20.69%)
835	ASPEED Technology, Inc.	325,196	432,355
7,009	Chroma ATE, Inc.	414,326	475,239
12,920	Delta Electronics, Inc.	705,371	790,859
4,020	eMemory Technology, Inc.	394,852	369,108
6,251	MediaTek, Inc.	328,370	832,970
66,813	Taiwan Semiconductor Manufacturing Co., Ltd.	4,195,164	5,054,520
1,944	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	713,455	928,396

Total Taiwan		7,076,734	8,883,447

Total Common Stocks		31,687,658	34,870,948

8	See Notes to Financial Statements.

June 30, 2026	Baron Emerging Markets Select ETF

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2026

Shares		Cost	Value
Exchange-Traded Funds (15.40%)
India (15.40%)
185,954	Franklin FTSE India ETF	$6,516,883	$6,614,384

Total Investments (96.62%)		$38,204,541	41,485,332

Cash and Other Assets Less Liabilities (3.38%)			1,450,044

Net Assets			$42,935,376

%	Represents percentage of net assets.
[1]	Non-income producing securities.
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the market value of Rule 144A securities amounted to $723,525 or 1.69% of net assets.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector as of June 30, 2026	Percentage of Net Assets

Information Technology	41.6%

Exchange-Traded Funds	15.4%

Industrials	11.4%

Financials	10.9%

Consumer Discretionary	5.1%

Materials	3.5%

Communication Services	3.3%

Health Care	2.2%

Energy	2.0%

Consumer Staples	1.1%

Cash and Cash Equivalents*	3.4%
100.0%**

*	Includes other assets and liabilities-net.
**	Individual weights may not sum to 100% due to rounding.

See Notes to Financial Statements.	9

Baron Risk Optimized Large Cap ETF	June 30, 2026

PORTFOLIO OF INVESTMENTS (Unaudited)

JUNE 30, 2026

Shares		Cost	Value
Common Stocks (99.97%)
Communication Services (15.16%)
	Alternative Carriers (4.81%)
719	Space Exploration Technologies Corp., Cl A1	$103,520	$122,848

	Interactive Media & Services (7.23%)
523	Alphabet, Inc., Cl C	197,144	184,792

	Movies & Entertainment (3.12%)
180	Liberty Media Corporation-Liberty Formula One, Cl A1	15,328	15,758
139	Spotify Technology SA1,2	71,159	63,819

		86,487	79,577

Total Communication Services		387,151	387,217

Consumer Discretionary (10.41%)
	Automobile Manufacturers (2.11%)
128	Tesla, Inc[1]	55,084	53,837

	Broadline Retail (4.63%)
496	Amazon.com, Inc.[1]	128,242	118,216

	Footwear (0.36%)
259	On Holding AG, Cl A1,2	10,124	9,174

	Home Improvement Retail (0.62%)
72	Lowe’s Companies, Inc.	15,421	15,875

	Homebuilding (0.52%)
81	Toll Brothers, Inc.	11,730	13,345

	Hotels, Resorts & Cruise Lines (2.17%)
148	Airbnb, Inc., Cl A1	20,248	21,179
104	Hilton Worldwide Holdings, Inc.	34,276	34,368

		54,524	55,547

Total Consumer Discretionary		275,125	265,994

Consumer Staples (4.10%)
	Consumer Staples Merchandise Retail (4.10%)
112	Costco Wholesale Corp.	110,439	104,773

Financials (13.51%)
	Diversified Banks (3.97%)
1,540	Bank of America Corp.	82,305	87,749
1,020	NU Holdings Ltd., Cl A1,2	13,339	13,627

		95,644	101,376

	Financial Exchanges & Data (1.65%)
92	CME Group, Inc.	24,574	20,316
39	MSCI, Inc.	23,416	21,842

		47,990	42,158

	Investment Banking & Brokerage (2.41%)
324	Charles Schwab Corp.	29,198	29,896
152	Morgan Stanley	31,614	31,774

		60,812	61,670

	Property & Casualty Insurance (1.53%)
196	Arch Capital Group Ltd.[1,2]	18,776	19,024
92	The Progressive Corp.	18,740	20,097

		37,516	39,121

	Transaction & Payment Processing Services (3.95%)
92	Mastercard, Incorporated, Cl A	45,882	47,251
156	Visa, Inc., Cl A	51,579	53,522

		97,461	100,773

Total Financials		339,423	345,098

Shares		Cost	Value
Common Stocks (continued)
Health Care (9.99%)
	Biotechnology (1.16%)
32	argenx SE, ADR[1,2]	$27,084	$29,689

	Health Care Equipment (1.58%)
200	Edwards Lifesciences Corp.[1]	17,685	18,092
56	Intuitive Surgical, Inc.[1]	23,906	22,270

		41,591	40,362

	Life Sciences Tools & Services (1.58%)
45	Repligen Corp.[1]	5,417	6,140
68	Thermo Fisher Scientific, Inc.	32,598	34,092

		38,015	40,232
	Managed Health Care (0.96%)
59	UnitedHealth Group, Inc.	22,873	24,522

	Pharmaceuticals (4.71%)
64	Eli Lilly & Co.	70,802	76,764
172	Johnson & Johnson	40,614	43,683

		111,416	120,447

Total Health Care		240,979	255,252

Industrials (7.33%)
	Aerospace & Defense (4.03%)
60	Axon Enterprise, Inc.[1]	27,057	33,636
52	TransDigm Group, Inc.[1]	65,292	69,266

		92,349	102,902

	Construction & Engineering (1.21%)
43	Quanta Services, Inc.	31,670	30,962

	Electrical Components & Equipment (0.46%)
35	Vertiv Holdings Co., Cl A	11,458	11,719

	Environmental & Facilities Services (0.94%)
144	Waste Connections, Inc.[2]	22,598	24,003

	Heavy Electrical Equipment (0.69%)
15	GE Vernova, Inc.	16,475	17,623

Total Industrials		174,550	187,209

Information Technology (31.91%)
	Application Software (2.71%)
200	Guidewire Software, Inc.[1]	29,342	24,610
123	Palantir Technologies, Inc., Cl A1	16,850	14,351
933	Samsara, Inc., Cl A1	32,113	30,257

		78,305	69,218

	Communications Equipment (0.38%)
57	Arista Networks, Inc.[1]	9,779	9,683

	Electronic Components (0.85%)
123	Amphenol Corp., Cl A	18,741	21,687

	Internet Services & Infrastructure (0.37%)
84	Shopify, Inc., Cl A1,2	9,579	9,591

	Semiconductor Materials & Equipment (2.13%)
16	ASML Holding N.V.[2]	27,920	31,831
52	Lam Research Corp.	18,491	22,533

		46,411	54,364

10	See Notes to Financial Statements.

June 30, 2026	Baron Risk Optimized Large Cap ETF

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2026

Shares		Cost	Value
Common Stocks (continued)

Information Technology (continued)

	Semiconductors (16.12%)
220	Broadcom, Inc.	$95,643	$83,105
47	Micron Technology, Inc.	49,264	54,252
4	Monolithic Power Systems, Inc.	6,398	5,529
948	NVIDIA Corp.	202,438	189,685
144	Taiwan Semiconductor Manufacturing Co., Ltd., ADR[2]	63,440	68,770
35	Texas Instruments, Inc.	10,647	10,433

		427,830	411,774

	Systems Software (4.73%)
60	Cloudflare, Inc., Cl A1,3	14,345	14,717
37	Crowdstrike Holdings, Inc., Cl A1	25,900	28,236
76	Datadog, Inc., Cl A1,3	17,695	19,788
67	Microsoft Corporation	29,399	24,992
97	Palo Alto Networks, Inc.[1]	27,630	33,079

		114,969	120,812

	Technology Hardware, Storage & Peripherals (4.62%)
408	Apple, Inc.	123,715	118,059

Total Information Technology		829,329	815,188

Materials (2.67%)
	Construction Materials (0.88%)
76	Vulcan Materials Co.	21,485	22,421

	Industrial Gases (1.79%)
88	Linde PLC[2]	45,405	45,666

Total Materials		66,890	68,087

Real Estate (4.89%)
	Data Center REITs (0.98%)
24	Equinix, Inc.	25,652	25,017

	Health Care REITs (3.17%)
357	Welltower, Inc.	78,659	81,028

	Industrial REITs (0.74%)
140	Prologis, Inc.	20,170	18,966

Total Real Estate		124,481	125,011

Total Investments (99.97%)		$2,548,367	2,553,829

Cash and Other Assets Less Liabilities (0.03%)			792

Net Assets			$2,554,621

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

Sector levels are provided from the Global Industry Classification Standard (GICS), developed and exclusively owned by MSCI Inc. (MSCI) and Standard and Poor’s Financial Services LLC (S&P). The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).

ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	11

Baron ETF Trust	June 30, 2026

STATEMENTS OF ASSETS AND LIABILITES (Unaudited)

JUNE 30, 2026

	Baron First Principles ETF	Baron Global Durable Advantage ETF	Baron SMID Cap ETF	Baron Financials ETF
Assets:
Investments in securities, at value*	$488,980,821	$9,764,452	$31,825,327	$45,970,641
Foreign currency, at value†	—	9,066	—	—
Cash	1,444,256	3,686	916,768	201,061
Receivable for securities sold	2,186,718	—	419,540	—
Dividends and interest receivable	193,535	2,411	6,187	83
Receivable for capital shares sold	—	—	—	—
Prepaid expenses	—	—	—	153

	492,805,330	9,779,615	33,167,822	46,171,938

Liabilities:
Payable for capital shares redeemed	2,195,186	—	—	—
Investment advisory fees payable (Note 4)	985,958	5,941	19,621	30,302
Payable for securities purchased	—	—	—	—
Trustee fees payable	—	—	—	223
Other accrued expenses and other payables	—	—	—	41,665

	3,181,144	5,941	19,621	72,190

Net Assets	$489,624,186	$9,773,674	$33,148,201	$46,099,748

Net Assets consist of:
Paid-in capital	$350,753,405	$9,455,472	$31,318,596	$43,285,228
Distributable earnings (losses)	138,870,781	318,202	1,829,605	2,814,520

Net Assets	$489,624,186	$9,773,674	$33,148,201	$46,099,748

Shares Outstanding ($0.01 par value; indefinite shares authorized)	20,074,000	370,001	1,330,001	2,167,193
Net Asset Value Per Share	$24.39	$26.42	$24.92	$21.27

*Total investments, at cost	$464,900,858	$9,374,597	$29,424,749	$37,756,922

†Foreign currency, at cost:	$—	$9,326	$—	$—

12	See Notes to Financial Statements.

June 30, 2026	Baron ETF Trust

STATEMENTS OF ASSETS AND LIABILITES (Unaudited) (Continued)

JUNE 30, 2026

	Baron Technology ETF	Baron Emerging Markets Select ETF	Baron Risk Optimized Large Cap ETF
Assets:
Investments in securities, at value*	$204,909,102	$41,485,332	$2,553,829
Foreign currency, at value†	—	119,297	—
Cash	783,821	1,355,676	2,608
Receivable for securities sold	—	—	—
Dividends and interest receivable	42,992	61,740	286
Receivable for capital shares sold	—	—	638,655
Prepaid expenses	154	—	—

	205,736,069	43,022,045	3,195,378

Liabilities:
Payable for capital shares redeemed	—	—	—
Investment advisory fees payable (Note 4)	120,885	28,004	1,173
Payable for securities purchased	362,402	58,665	639,584
Trustee fees payable	—	—	—
Other accrued expenses and other payables	18,404	—	—

	501,691	86,669	640,757

Net Assets	$205,234,378	$42,935,376	$2,554,621

Net Assets consist of:
Paid-in capital	$131,949,047	$39,628,115	$2,546,593
Distributable earnings (losses)	73,285,331	3,307,261	8,028

Net Assets	$205,234,378	$42,935,376	$2,554,621

Shares Outstanding ($0.01 par value; indefinite shares authorized)	6,332,560	1,575,000	100,000
Net Asset Value Per Share	$32.41	$27.26	$25.55

*Total investments, at cost	$144,899,194	$38,204,541	$2,548,367

†Foreign currency, at cost:	$—	$121,613	$—

See Notes to Financial Statements.	13

Baron ETF Trust	June 30, 2026

STATEMENTS OF OPERATIONS (Unaudited)

FOR THE SIX MONTHS ENDED JUNE 30, 2026

	Baron First Principles ETF	Baron Global Durable Advantage ETF	Baron SMID Cap ETF	Baron Financials ETF
Investment income(loss):
Income:
Dividends[1]	$1,766,172	$34,361	$39,608	$299,064
Interest	637,839	309	15,753	7,438

Total income	2,404,011	34,670	55,361	306,502

Expenses:
Investment advisory fees (Note 4)	2,362,472	28,312	90,905	194,524
Line of credit fees	—	—	—	—
Miscellaneous expenses	—	90	—	—

Total operating expenses	2,362,472	28,402	90,905	194,524

Net investment income (loss)	41,539	6,268	(35,544)	111,978

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on investments sold - Unaffiliated investments	(21,738,894)	(132,932)	(860,405)	341,036
Redemption in-kind	136,657,926	54,286	331,645	666,790
Net realized gain (loss) on foreign currency transactions	—	1,129	—	(65)
Change in net unrealized appreciation (depreciation) of:
Investments — Unaffiliated investments	24,415,942	374,697	2,607,387	(9,288,527)
Foreign currency translations	—	(247)	—	(9)

Net gain (loss) on investments	139,334,974	296,933	2,078,627	(8,280,775)

Net increase (decrease) in net assets resulting from operations	$139,376,513	$303,201	$2,043,083	$(8,168,797)

[1] Net of foreign taxes withheld on dividends of	$—	$3,361	$1,329	$—

14	See Notes to Financial Statements.

June 30, 2026	Baron ETF Trust

STATEMENTS OF OPERATIONS (Unaudited) (Continued)

FOR THE SIX MONTHS ENDED JUNE 30, 2026

	Baron Technology ETF	Baron Emerging Markets Select ETF[2]	Baron Risk Optimized Large Cap ETF[3]
Investment income(loss):
Income:
Dividends[1]	$179,244	$148,997	$2,465
Interest	15,665	14,913	—

Total income	194,909	163,910	2,465

Expenses:
Investment advisory fees (Note 4)	605,179	69,057	1,327
Line of credit fees	167	—	—
Miscellaneous expenses	—	—	—

Total operating expenses	605,346	69,057	1,327

Net investment income (loss)	(410,437)	94,853	1,138

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on investments sold - Unaffiliated investments	(6,864,232)	15,990	(16,994)
Redemption in-kind	22,849,470	—	18,422
Net realized gain (loss) on foreign currency transactions	16,969	(81,942)	—
Change in net unrealized appreciation (depreciation) of:
Investments — Unaffiliated investments	29,998,574	3,280,791	5,462
Foreign currency translations	302	(2,431)	—

Net gain (loss) on investments	46,001,083	3,212,408	6,890

Net increase (decrease) in net assets resulting from operations	$45,590,646	$3,307,261	$8,028

[1] Net of foreign taxes withheld on dividends of	$16,237	$15,852	$43

[2]	For the period April 8, 2026 (commencement of operation) to June 30, 2026
[3]	For the period May 26, 2026 (commencement of operation) to June 30, 2026

See Notes to Financial Statements.	15

Baron ETF Trust	June 30, 2026

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Baron First Principles ETF		Baron Global Durable Advantage ETF
	For the Six Months Ended June 30, 2026	For the Year Ended December 31, 2025[1]	For the Six Months Ended June 30, 2026	For the Year Ended December 31, 2025[1]
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$41,539	$2,454	$6,268	$(358)
Net realized gain (loss)	114,919,032	(172,207)	(77,517)	(144)
Change in net unrealized appreciation (depreciation)	24,415,942	(335,979)	374,450	15,145

Increase (decrease) in net assets resulting from operations	139,376,513	(505,732)	303,201	14,643

Distributions to shareholders from (Note 8):
Distributable earnings	—	—	—	—

Decrease in net assets from distributions to shareholders	—	—	—	—

Capital share transactions:
Proceeds from the sale of shares	2,800,340,234	104,107,341	6,434,627	3,273,640
Net asset value of shares issued in reinvestment of distributions	—	—	—	—
Cost of shares redeemed	(2,520,949,158)	(32,745,012)	(252,437)	—

Increase (decrease) in net assets derived from capital share transactions	279,391,076	71,362,329	6,182,190	3,273,640

Net increase (decrease) in net assets	418,767,589	70,856,597	6,485,391	3,288,283

Net Assets:
Beginning of period	70,856,597	—	3,288,283	—

End of period	$489,624,186	$70,856,597	$9,773,674	$3,288,283

Capital share transactions
Shares sold	118,160,000	4,154,000	250,000	130,001
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	(100,930,000)	(1,310,000)	(10,000)	—

Net increase (decrease)	17,230,000	2,844,000	240,000	130,001

[1]	For the period December 12, 2025 (commencement of operations) to December 31, 2025.

16	See Notes to Financial Statements.

June 30, 2026	Baron ETF Trust

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited) (Continued)

	Baron SMID Cap ETF		Baron Financials ETF		Baron Technology ETF
	For the Six Months Ended June 30, 2026	For the Year Ended December 31, 2025[1]	For the Six Months Ended June 30, 2026	For the Year Ended December 31, 2025[2]	For the Six Months Ended June 30, 2026	For the Year Ended December 31, 2025[2]
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(35,544)	$(579)	$111,978	$(215,065)	$(410,437)	$(615,452)
Net realized gain (loss)	(528,760)	(6,669)	1,007,761	1,516,248	16,002,207	69,672
Voluntary payment From Adviser (Note 5)	—	—	—	—	—	83,210
Change in net unrealized appreciation (depreciation)	2,607,387	(206,809)	(9,288,536)	(1,087,095)	29,998,876	17,025,811

Increase (decrease) in net assets resulting from operations	2,043,083	(214,057)	(8,168,797)	214,088	45,590,646	16,563,241

Distributions to shareholders from (Note 8):
Distributable earnings	—	—	—	—	—	(746,279)

Decrease in net assets from distributions to shareholders	—	—	—	—	—	(746,279)

Capital share transactions:
Proceeds from the sale of shares	17,500,252	16,118,909	—	14,821,624	63,673,869	137,548,682
Net asset value of shares issued in reinvestment of distributions	—	—	—	—	—	742,303
Cost of shares redeemed	(2,299,986)	—	(2,344,788)	(27,506,976)	(53,174,721)	(60,947,655)

Increase (decrease) in net assets derived from capital share transactions	15,200,266	16,118,909	(2,344,788)	(12,685,352)	10,499,148	77,343,330

Net increase (decrease) in net assets	17,243,349	15,904,852	(10,513,585)	(12,471,264)	56,089,794	93,160,292

Net Assets:
Beginning of period	15,904,852	—	56,613,333	69,084,597	149,144,584	55,984,292

End of period	$33,148,201	$15,904,852	$46,099,748	$56,613,333	$205,234,378	$149,144,584

Capital share transactions
Shares sold	770,000	660,001	—	592,800 [3]	2,320,000	5,844,334 [4]
Shares issued in reinvestment of distributions	—	—	—	—	—	29,353 [4]
Shares redeemed	(100,000)	—	(110,000)	(1,118,564)[3]	(1,940,000)	(2,522,688)[4]

Net increase (decrease)	670,000	660,001	(110,000)	(525,764)	380,000	3,350,999

[1]	For the period December 12, 2025 (commencement of operations) to December 31, 2025.
[2]

After the close of business on December 12, 2025, Baron FinTech Fund and Baron Technology Fund (each a Predecessor Fund) were reorganized into Baron Financials ETF and Baron Technology ETF, respectively. The amounts disclosed for periods prior to the reorganization reflect those of the respective Predecessor Fund; share amounts have been adjusted to reflect the conversion ratio of the respective Predecessor Fund’s shares to Baron Financials ETF and Baron Technology ETF shares.

[3]

The share activities disclosed include those of Baron Financials ETF’s Predecessor Fund’s Retail Shares, Institutional Shares and R6 Shares shares sold of 40,521, 463,283, and 38,995 and shares redeemed of (159,746), (951,268), and (7,530) respectively, for the year ended December 31, 2025.

[4]

The share activities disclosed include those of Baron Technology ETF’s Predecessor Fund’s Retail Shares, Institutional Shares and R6 Shares shares sold of 1,329,639, 3,971,407, and 13,288, shares issued in reinvestment of distributions of 11,432, 16,326, and 1,595, and shares redeemed of (893,994), (1,501,039), and (7,622) respectively, for the year ended December 31, 2025.

See Notes to Financial Statements.	17

Baron ETF Trust	June 30, 2026

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited) (Continued)

	Baron Emerging Markets Select ETF[1]	Baron Risk Optimized Large Cap ETF[2]
	For the period Ended June 30, 2026	For the period Ended June 30, 2026
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$94,853	$1,138
Net realized gain (loss)	(65,952)	1,428
Change in net unrealized appreciation (depreciation)	3,278,360	5,462

Increase (decrease) in net assets resulting from operations	3,307,261	8,028

Distributions to shareholders from (Note 8):
Distributable earnings	—	—

Decrease in net assets from distributions to shareholders	—	—

Capital share transactions:
Proceeds from the sale of shares	44,071,135	4,415,567
Net asset value of shares issued in reinvestment of distributions	—	—
Cost of shares redeemed	(4,443,020)	(1,868,974)

Increase (decrease) in net assets derived from capital share transactions	39,628,115	2,546,593

Net increase (decrease) in net assets	42,935,376	2,554,621

Net Assets:
Beginning of period	—	—

End of period	$42,935,376	$2,554,621

Capital share transactions
Shares sold	1,750,000	175,000
Shares issued in reinvestment of distributions	—	—
Shares redeemed	(175,000)	(75,000)

Net increase (decrease)	1,575,000	100,000

[1]	For the period April 8, 2026 (commencement of operation) to June 30, 2026
[2]	For the period May 26, 2026 (commencement of operation) to June 30, 2026

18	See Notes to Financial Statements.

June 30, 2026	Baron ETF Trust

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. ORGANIZATION

Baron ETF Trust (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company established as a Delaware statutory trust on June 24, 2025. The Trust currently offers 7 series (individually, a Fund and collectively, the Funds): Baron First Principles ETF, Baron Global Durable Advantage ETF, Baron SMID Cap ETF, Baron Financials ETF, Baron Technology ETF, Baron Emerging Markets Select ETF, and Baron Risk Optimized Large Cap ETF. Baron Emerging Markets Select ETF commenced operations on April 8, 2026 and Baron Risk Optimized Large Cap ETF commenced operations on May 27, 2026, respectively.

Each Fund offers and issues shares of beneficial interest (Shares). Shares of a Fund represent an equal proportionate interest in the Fund.

The investment goals of the Funds are as follows:

Baron First Principles ETF is a non-diversified fund that seeks capital appreciation through investments primarily in equity securities (including depositary receipts) of U.S. growth companies of any market valuation.

Baron Global Durable Advantage ETF is a non-diversified fund that seeks capital appreciation through investments primarily in equity securities of established and developing countries located throughout the world.

Baron SMID Cap ETF is a diversified fund that seeks capital appreciation through investments primarily in securities (including depositary receipts) of companies of small- and mid-sized companies.

Baron Financials ETF is a diversified fund that seeks capital appreciation through investments primarily in equity securities (including depositary receipts) of financials and financials-related companies.

Baron Technology ETF is a non-diversified fund that seeks capital appreciation through investments primarily in equity securities (including depositary receipts) of U.S. and non-U.S. technology companies, selected for their durable growth potential from the development, advancement, and use of technology.

Baron Emerging Markets Select ETF is a non-diversified fund that seeks capital appreciation through investments primarily in equity securities of emerging market businesses of any size, selected for potential benefit from secular and structural growth with strong fundamentals.

Baron Risk Optimized Large Cap ETF is a diversified fund that seeks capital appreciation through investments primarily in equity securities (including depositary receipts) of U.S. large-sized companies.

2. SIGNIFICANT ACCOUNTING POLICIES AND INVESTMENT RISKS

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The Trust is an investment company and therefore follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services — Investment Companies.

a) Net Asset Value. The Funds’ share prices or net asset values (NAV) are calculated as of the scheduled close of the regular trading session (usually 4 p.m. E.T. or such other time as of which the Funds’ NAVs are calculated (the NAV Calculation Time)) on the New York Stock Exchange (the Exchange) on any day the Exchange is scheduled to be open. The NAV per share of a class is determined by dividing the value of the total assets less all liabilities of the Fund represented by such class, by the total number of Fund shares of such class outstanding.

b) Security Valuation. Portfolio securities traded on any national stock exchange are valued based on the last sale price on the exchange where such shares are principally traded. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Where market quotations are not readily available, or, if in BAMCO, Inc.’s (the Adviser) judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the security will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the Board). The Board has designated the Adviser to perform fair value determinations pursuant to Rule 2a-5 under the 1940 Act. The Adviser has a Fair Valuation Committee (the Committee) comprised of senior management representatives and the Committee reports to the Board every quarter. Accordingly, the Committee may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Adviser’s portfolio management team also will be considered. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

U.S. Government obligations, money market instruments, and other debt instruments held by the Funds with a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value, unless an independent pricing service provides a valuation for such security or in the opinion of the Board or the Committee, the amortized cost method would not represent fair value. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. The value of the Funds’ investments in convertible bonds/convertible preferred stocks is determined primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Other inputs used by an independent pricing service to value convertible bonds/convertible preferred stocks generally include underlying stock data, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, sensitivity analysis, when available, or an estimated value calculated based on the price of the underlying common share on the valuation date adjusted for accrued and unpaid dividends. Open-end investment companies, including securities lending collateral invested in registered investment company money market funds, are valued at their NAV each day.

Baron ETF Trust	June 30, 2026

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES AND INVESTMENT RISKS (Continued)

Certain non-U.S. equity securities traded on foreign securities exchanges may be valued using an independent pricing vendor that provides daily fair value adjustment factors based on information such as local closing price, relevant general and sector indexes, currency fluctuations, and depositary receipts, as applicable. Securities valued using such adjustment factors are classified as Level 2 in the fair value hierarchy. The models of the independent pricing vendor generate an adjustment factor for each security, which is applied to the local closing price to adjust it for post-closing market movements up to the time the Funds are valued and translated into U.S. dollars. If the vendor does not provide an adjustment factor for a security, the security is valued based on its most recent local closing price and translated into U. S. dollars. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. Other mutual funds and ETFs may adjust the prices of their securities by different amounts.

c) Securities Transactions and Investment Income. Fund securities transactions are accounted for on trade date. Realized gain and loss from securities transactions are recorded on an identified cost basis for financial reporting and federal income tax purposes. Interest income is recognized on an accrual basis, which includes the accretion of discounts and amortization of premiums. Dividend income (net of withholding taxes, if any) is recognized on the ex-dividend date, except in the case of certain dividends from foreign securities which are recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Non-cash dividends received in the form of stock are recognized and recorded at fair value as non-cash dividend income.

Distributions received from certain investments such as real estate investment trusts (REITs) may be characterized as ordinary income, net capital gain, or a return of capital to the Funds. Since the classification of such payments are generally not known until after the end of the calendar year, the Funds estimate the expected classification of such payments based upon available information which may include the previous year’s allocation. Recharacterizations will be reflected in the following year as additional information becomes available from the issuers. The Funds record as dividend income the amounts characterized as ordinary income and as realized gain the amounts characterized as capital gain in the accompanying Statements of Operations. The amounts characterized as a return of capital are reflected as a reduction of cost of the related investment in the accompanying Portfolios of Investments.

d) Expense Allocation. The Funds are charged for those expenses that are directly attributable to each Fund, such as advisory and custodian fees. Expenses of the Trust, Baron Investment Funds Trust and Baron Select Funds (collectively, the Fund Complex), not directly chargeable to one or more specific Baron Funds are typically allocated among the funds in the Fund Complex in proportion to their respective net assets.

e) Single or Related Issuers and Common CEO Risk. Single or related issuers risk is the possibility that factors specific to an issuer or issuers to which the Fund is exposed will affect the market prices of such issuer’s securities. The performance of those issuers may have a greater effect on the Fund’s performance compared to a fund that has a greater diversity of investments in multiple issuers. Thus, a fund with concentrated investments in certain single issuers is more likely to experience significant fluctuations in value, exposing the Fund to a greater risk of loss in any given period. Baron First Principles ETF currently have significant investments in Space Exploration Technologies Corp. (“SpaceX”) and Tesla, Inc. (“Tesla”). As a result, the net asset value of the Fund will be materially impacted by the price of each issuer’s stock. Before investing in the Fund, investors should carefully consider publicly available information about SpaceX and Tesla. As long as the Fund maintains a substantial investment in these issuers, the Fund’s performance will be significantly affected by the performance of the stock and a decline in the price of Tesla or SpaceX stock could materially and adversely affect your investment in the Fund. This risk may be amplified because these companies share the same Chief Executive Officer and major stockholder. The Fund may invest in different companies that have certain persons in common, including the Chief Executive Officer or other person or persons fundamental to the success of the company. As a result, the Fund may be exposed to risks associated with an individual which may be greater than would be the case if measured only by investments on a per company basis. Notably, the Fund has made investments in SpaceX and Tesla, the Chief Executive Officer of each is Elon Musk. As such, the Fund may be considered to be exposed to risk associated with Mr. Musk.

f) Non-Diversified Portfolio. Certain Funds are non-diversified, which means they will likely have a greater percentage of their assets in a single issuer than a diversified fund. As a result, a non-diversified Fund will likely invest a greater percentage of its assets in fewer issuers, and the performance of those issuers may have a greater effect on the Fund’s performance compared to a diversified fund. Thus, a non-diversified Fund is more likely to experience significant fluctuations in value, exposing the Fund to a greater risk of loss in any given period than a diversified fund. Additionally, non-diversified Funds may encounter difficulty liquidating securities.

g) Industry Concentration. From time to time, market fluctuations in the value of a Fund’s investments, combined with a Fund’s non-diversified portfolio, may result in a Fund being concentrated in the securities of a single issuer or a small number of issuers, including in a particular industry. As a result, this Fund will be particularly exposed to the risks of that company or industry relative to the risk exposure of investment companies holding a diversified portfolio of securities or those that seek to maintain near-index weightings in their portfolio securities. Accordingly, in those cases, a Fund will be disproportionately exposed to the market conditions, interest rates, and economic, regulatory, or financial developments that significantly affect that company or industry. For example, due to the size of Baron First Principle ETF’s investment in SpaceX, which represents about 32% of the Fund’s net assets as of June 30, 2026, the Fund will be more adversely impacted by negative developments affecting the energy industry, as well as governmental environmental regulations.

h) Use of Estimates. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the period. Actual results could differ from those estimates.

i) Foreign Currency Translations. The accounting records of the Funds are maintained in U.S. dollars. Values of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the price of such currencies at the NAV Calculation Time. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. Net realized and change in net unrealized gain or loss on foreign currency transactions includes gain (loss) arising from the fluctuation in the exchange rates between trade and settlement dates on security transactions and currency gain (loss) between the accrual and payment dates on dividends and foreign withholding taxes. The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included with the net realized and change in net unrealized gain or loss from investments and foreign currency translations on the Statements of Operations. The Funds may invest in foreign securities and foreign currency transactions that may

June 30, 2026	Baron ETF Trust

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES AND INVESTMENT RISKS (Continued)

involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

Pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are generally treated as ordinary income for U.S. federal income tax purposes.

j) Securities Lending. The Funds may lend securities to certain brokers under the terms of a master netting agreement. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds may pay fees to the custodian for administering the securities lending program. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees, both of which are included in securities lending income in the Statements of Operations. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The collateral is marked-to-market daily and settled on the next business day. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities.

There were no securities on loan at June 30, 2026.

k) Federal and Foreign Income Taxes. The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. None of the Funds will be subject to federal or state income taxes to the extent that they qualify as regulated investment companies and substantially all of their income is distributed.

The Funds are subject to foreign tax on capital gains and withholding taxes on income from foreign investments that are accrued based upon the Funds’ understanding of the tax rules and regulations that exist in the countries in which they invest. Foreign governments may also impose taxes or other payments on investments with respect to foreign securities. Such taxes are accrued as applicable.

The Funds attempt to qualify for reduced tax rates or exemptions in countries with which the United States has a tax treaty and may file withholding tax reclaims in certain countries to recover portions of amounts previously withheld.

Further, as a result of several court cases across the European Union, the Funds may also file tax reclaims for previously withheld taxes in those countries. These filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities, as well as several related judicial proceedings. Uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these claims, and the potential timing of payment, and accordingly no amounts are reflected in the financial statements until a positive decision has been awarded, at which time the amount will be recorded as a reduction of foreign taxes withheld on dividends, or as dividend income to the extent such claims exceed the foreign taxes withheld on dividends included within dividend income on the Statements of Operations. Such amounts, if and when recorded, could result in an increase in the respective Funds’ NAV per share and, if material, would be reported separately in the Statements of Operations.

l) Restricted Securities. The Funds may invest in securities that are restricted as to public sale in accordance with the Securities Act of 1933. Such assets are valued by the Adviser pursuant to policies and procedures approved by the Board. Refer to Note 6 for additional information.

m) Distributions to Shareholders. Income and capital gain distributions to shareholders are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for net investment loss, foreign currency gains and losses, non-deductible interest expense, reclassification of distributions, partnership basis adjustments, income from passive foreign investment companies, foreign capital gains tax, late-year loss deferral, post-October loss deferral, and wash sale loss deferral. Income dividends are normally declared and paid annually. During any particular year, net realized gains from investment transactions in excess of available capital loss carryforwards would be taxable to the Funds, if not distributed. The Funds intend to declare and distribute these amounts, at least annually, to shareholders, but may distribute more frequently.

n) Commitments and Contingencies. In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnification. The maximum exposure to the Funds under these agreements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

o) In-Kind Redemption. In accordance with guidelines described in a Fund’s prospectus and in accordance with procedures adopted by the Board, a Fund may distribute portfolio securities rather than cash as payment for a redemption of Fund shares (in-kind redemption). For financial reporting purposes, the Fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain/loss to paid-in capital. During the six months ended June 30, 2026, Baron First Principles ETF, Baron Global Durable Advantage ETF, Baron SMID Cap ETF, Baron Financials ETF, Baron Technology ETF, and Baron Risk Optimized Large Cap ETF realized net gains of $136,657,926, $54,286, $331,645, $666,790, $22,849,470 and $18,422 on $2,252,695,630, $254,909, $2,074,628, $2,307,427, $46,269,544, and 1,863,987 of in-kind redemptions in securities, respectively.

p) Segment Reporting. The Adviser’s Management Committee acts as each Fund’s chief operating decision maker (CODM), as defined in GAAP, assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment based on the fact that the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, as described in its respective prospectus, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in each Fund’s Financial Statements.

Baron ETF Trust	June 30, 2026

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short-term securities, if any, and in-kind transactions related to capital share transactions, if any, for the six months ended June 30, 2026 were as follows:

Fund	Purchases	Sales	In-Kind Purchases	In-Kind Sales
Baron First Principles ETF	$520,366,687	$101,959,573	$2,113,848,257	$2,252,695,630
Baron Global Durable Advantage ETF	1,548,311	461,596	5,363,739	254,909
Baron SMID Cap ETF	10,754,116	9,828,815	15,478,597	2,074,628
Baron Financials ETF	8,765,185	8,713,976	—	2,307,427
Baron Technology ETF	93,964,184	61,206,533	24,640,931	46,269,544
Baron Emerging Markets Select ETF	41,411,828	3,935,610	719,367	—
Baron Risk Optimized Large Cap ETF	261,875	214,982	4,364,033	1,863,987

4. FUND SHARE TRANSACTIONS

Shares of the Baron First Principles ETF, Baron Global Durable Advantage ETF, Baron SMID Cap ETF, Baron Emerging Markets Select ETF, and Baron Risk Optimized Large Cap ETF are listed and traded at market price on the New York Stock Exchange. Shares of the Baron Financials ETF and Baron Technology ETF are listed and traded at market price on the NASDAQ Stock Market LLC. The Funds issue or redeem capital shares in aggregation of a specified number of shares (each, a Creation Unit) to certain institutional investors (typically market makers or other broker-dealers) on a continuous basis through the Distributor. Currently, the number of shares that constitutes a Creation Unit for the Funds is 10,000 shares. Creation Unit transactions are conducted at NAV, typically in exchange for the deposit or delivery of a designated portfolio of in-kind securities, cash, or a combination thereof, consistent with a Fund’s investment objective, policies, and disclosure.

5. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

a) Investment Advisory Fees. The Adviser, a wholly owned subsidiary of Baron Capital Group, Inc. (BCG), serves as investment adviser to the Funds. As compensation for services rendered, the Adviser receives a fee accrued daily as a percentage of each Fund’s average daily net assets and payable monthly, at an annual rate set forth below:

Fund	Annual Rate
Baron First Principles ETF	1.00%
Baron Global Durable Advantage ETF	0.75%
Baron SMID Cap ETF	0.75%
Baron Financials ETF	0.80%
Baron Technology ETF	0.75%
Baron Emerging Markets Select ETF	0.80%
Baron Risk Optimized Large Cap ETF	0.45%

The Board has approved a unitary management fee structure for each Fund. Under the unitary management fee structure, the Adviser will pay all expenses of each Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for portfolio transaction costs, interest and dividend expense, acquired fund fees and expenses, fees and expenses related to filing foreign tax reclaims, and extraordinary expenses. Baron First Principles ETF did not incur any line of credit expenses for the period ended June 30, 2026.

b) Distribution Fees. Baron Capital, Inc. (BCI), a wholly owned subsidiary of BCG, is a registered broker-dealer and the distributor of the Funds’ shares. The Predecessor Funds were authorized to pay BCI a distribution fee payable monthly pursuant to a distribution plan under Rule 12b-1 of the 1940 Act equal to 0.25% per annum of the Retail Shares’ average daily net assets of the respective Funds.

c) Trustee Fees. Certain Trustees of the Trust are officers of the Adviser and received no direct renumeration in such capacity from the Fund Complex. The Fund Complex pays each Independent Trustee (an Independent Trustee is a Trustee who is not an interested person (as defined in the 1940 Act) of the Fund Complex) annual compensation in addition to reimbursement of out-of-pocket expenses in connection with attendance at meetings of the Board. Specifically, each Independent Trustee receives an annual base compensation of $225,000 with the Chairman of the Trust receiving an additional $50,000. An additional $65,000 per annum is paid to each Independent Trustee for attendance at the quarterly meetings of the Board. Each member of the Audit Committee receives an additional $12,500 in annual compensation with the Audit Committee Chairperson receiving an additional $12,500.

d) Custody, Fund Accounting and Administration Fees. The Funds have entered into an agreement with State Street Bank and Trust Company (State Street) to perform custody, accounting and certain administrative services.

e) Cross Trades. The Funds are permitted to purchase securities from, or sell securities to, other Funds within the Trust, the funds in Baron Investment Funds Trust, the funds in Baron Select Funds and other entities advised or subadvised by the Adviser, pursuant to “Cross-Trading Procedures” adopted by the Board. These procedures have been designed to ensure that any cross-trade of securities by the respective Baron Fund from or to another fund/other entity that is or could be considered an affiliate of a Fund under certain limited circumstances by virtue of having a common investment adviser, common officers, or common trustees complies with Rule 17a-7 under the 1940 Act. Further, as defined under these procedures, each cross-trade is effected at the current market price and with no commissions. For the six months ended June 30, 2026, the funds did not engage in cross-trades.

June 30, 2026	Baron ETF Trust

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES (Continued)

f) Ownership Concentration. As of June 30, 2026, the officers, Trustees, and portfolio managers owned, directly or indirectly, 52.01% of Baron Global Durable Advantage ETF, 13.08% of Baron SMID Cap ETF, 26.41% of Baron Financials ETF, and 40.35% of Baron Risk Optimized Large Cap ETF. As a result of their ownership, these investors may be able to materially affect the outcome of matters presented to Baron Global Durable Advantage ETF, Baron SMID Cap ETF, Baron Financials ETF, and Baron Risk Optimized Large Cap ETF shareholders.

6. RESTRICTED SECURITIES

At June 30, 2026, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. An illiquid investment is any investment that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to the provisions of SEC Rule 22e-4 (the Liquidity Rule) governing classification of portfolio securities. The Funds may receive more or less than this valuation in an actual sale and that difference could be material.

At June 30, 2026, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

	Baron First Principles ETF

Name of Issuer	Acquisition Date(s)	Value
Space Exploration Technologies Corp**	12/19/2025-2/2/2026	$48,096,748

Total Restricted Securities:		$48,096,748

(Cost $24,691,946) (9.82% of Net Assets)

**

Space Exploration Technologies Corp. went public via an initial public offering on 6/12/2026, and the pre-IPO shares are subject to selling restriction due to a lock-up agreement with expiration dates ranging from 8/6/2026 to 8/3/2027.

7. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other inputs that are observable either directly or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 — prices determined using unobservable inputs when quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. For example, non-U.S. securities, with markets that close hours before the Funds value their holdings, may require revised valuations to more accurately reflect their fair value. Since these values obtained from quoted prices in an active market are adjusted, such securities are reflected as Level 2.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available, or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach that may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine its fair value. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

The following is a summary of the inputs used as of June 30, 2026 in valuing the Funds’ investments carried at fair value:

	Baron First Principles ETF

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$488,980,821	$—	$—	$488,980,821

Total Investments	$488,980,821	$—	$—	$488,980,821

Baron ETF Trust	June 30, 2026

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

	Baron Global Durable Advantage ETF

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$9,764,452	$—	$—	$9,764,452

Total Investments	$9,764,452	$—	$—	$9,764,452

	Baron SMID Cap ETF

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$31,825,327	$—	$—	$31,825,327

Total Investments	$31,825,327	$—	$—	$31,825,327

	Baron Financials ETF

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$45,970,641	$—	$—	$45,970,641

Total Investments	$45,970,641	$—	$—	$45,970,641

	Baron Technology ETF

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$204,909,102	$—	$—	$204,909,102

Total Investments	$204,909,102	$—	$—	$204,909,102

	Baron Emerging Markets Select ETF

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$34,870,948	$—	$—	$34,870,948
Exchange-Traded Funds	6,614,384	—	—	6,614,384

Total Investments	$41,485,332	$—	$—	$41,485,332

	Baron Risk Optimized Large Cap ETF

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$2,553,829	$—	$—	$2,553,829

Total Investments	$2,553,829	$—	$—	$2,553,829

†	See Portfolios of Investments for additional detailed categorizations.

June 30, 2026	Baron ETF Trust

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

The following is a reconciliation of significant Level 3 investments in which unobservable inputs were used in determining fair value:

	Baron First Principles ETF

Investments in Securities	Balance as of December 31, 2025	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3		Balance as of June 30, 2026	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at June 30, 2026
Private Preferred Stocks
Communication Services	$4,999,980	$—	$—	$0	$—	$—	$—	$(4,999,980	)*	$—	$—

Total	$4,999,980	$—	$—	$0	$—	$—	$—	$(4,999,980)		$—	$—

*	X.AI Holdings Corp. transferred out of Level 3 upon merger into Space Exploration Technologies Corp. on February 2, 2026.

8. INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Federal income tax regulations differ from GAAP. Therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and net realized gain for financial reporting purposes. Net investment income (loss) and net realized and unrealized gain (loss) may differ for financial statement and tax purposes due to differing treatments of in-kind transactions, net investment loss, foreign currency gains and losses, non-deductible interest expense, reclassification of distributions, income from passive foreign investment companies, foreign capital gains tax, late year loss deferral, post-October loss deferral, and wash sale loss deferral. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

As of June 30, 2026, the Funds’ cost of investments and gross unrealized appreciation (depreciation) for U.S. federal income tax purposes were as follows:

	Baron First Principles ETF	Baron Global Durable Advantage ETF	Baron SMID Cap ETF	Baron Financials ETF	Baron Technology ETF	Baron Emerging Markets Select ETF	Baron Risk Optimized Large Cap ETF
Cost of investments	$464,900,858	$9,374,597	$29,424,749	$37,756,922	$144,899,194	38,204,541	2,548,367

Gross tax unrealized appreciation	48,255,181	942,334	4,385,413	9,691,598	61,351,939	5,868,010	98,680
Gross tax unrealized depreciation	(24,175,218)	(552,479)	(1,984,835)	(1,477,879)	(1,342,031)	(2,587,219)	(93,218)

Net tax unrealized appreciation (depreciation)	24,079,963	389,855	2,400,578	8,213,719	60,009,908	3,280,791	5,462

As of December 31, 2025 the Funds had capital loss carryforwards with no expiration dates as follows:

	Baron First Principles ETF	Baron Global Durable Advantage ETF	Baron SMID Cap ETF[1]	Baron Financials ETF	Baron Technology ETF[1]
Short-Term	$145,850	$—	$6,513	$2,635,581	$135,544

Long-Term	$—	$—	$—	$3,680,947	$52,523

Capital loss carryforward utilized during the year ended December 31, 2025	$—	$—	$—	$570,296	$209,496

[1]	Future utilization of losses may be subject to limitations under current tax laws.

Baron ETF Trust	June 30, 2026

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

8. INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (Continued)

The estimated tax character of distributions paid during the six months ended June 30, 2026 and the year ended December 31, 2025 was as follows:

	Six months Ended June 30, 2026			Year Ended December 31, 2025

Fund	Ordinary[1]	Long-Term Capital Gain	Return of Capital	Ordinary[1]		Long-Term Capital Gain		Return of Capital
Baron First Principles ETF	$—	$—	$—	$—		$—		$—
Baron Global Durable Advantage ETF	—	—	—	—		—		—
Baron SMID Cap ETF	—	—	—	—		—		—
Baron Financials ETF(a)	—	—	—	—		—		—
Baron Technology ETF(c)	—	—	—	204,529	(b)	541,750	(b)	—
Baron Emerging Markets Select ETF(d)	—	—	—	—		—		—
Baron Risk Optimized Large Cap ETF(e)	—	—	—	—		—		—

[1]	For tax purposes, short-term capital gains are considered ordinary income distributions.
(a)	After the close of business on December 12, 2025, the Predecessor Fund was reorganized into Baron Financials ETF.
(b)	Amounts disclosed are inclusive of the Predecessor Fund.
(c)	After the close of business on December 12, 2025, the Predecessor Fund was reorganized into Baron Technology ETF.
(d)	Commenced operations on April 8, 2026.
(e)	Commenced operations on May 26, 2026.

GAAP sets forth a threshold for financial statement recognition, measurement and disclosure of tax positions taken or expected to be taken on a tax return. The Funds are required to recognize the tax effects of certain tax positions under a “more likely than not” standard, that based on their technical merits, have more than 50% likelihood of being sustained upon examination. Management has analyzed the tax positions taken on the Funds’ federal income tax returns for all open years (current and prior three years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. At June 30, 2026, the Funds did not have any uncertain tax benefits that require recognition, de-recognition or disclosure. The Funds’ federal, state and local income and federal excise tax returns for which the applicable statutes of limitations have not expired (current and prior three years) are subject to examination by the Internal Revenue Service and state departments of revenue.

9. SUBSEQUENT EVENTS

Management has evaluated events occurring subsequent to the date of the Statements of Assets and Liabilities and through the date of issuance of the financial statements and has determined that there were no subsequent events that required adjustment to or disclosure in the financial statements.

June 30, 2026	Baron ETF Trust

FINANCIAL HIGHLIGHTS (Unaudited)

BARON FIRST PRINCIPLES ETF

Selected data for a share outstanding throughout each period:

	Income (loss) from investment operations:					Less distributions to shareholders from:				Ratios to Average Net Assets:					Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income ($)[1]		Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Total expenses (%)		Net investment income (loss) (%)		Net assets (in millions), end of period ($)	Portfolio turnover rate (%)

Six Months Ended June 30,

2026	24.91	0.00	[3]	(0.52)	(0.52)	0.00	0.00	0.00	24.39	(2.10)[4]	1.00	[5]	0.02	[5]	489.6	23	[4,6]

Period Ended December 31,

2025[7]	25.10	0.00	[3]	(0.19)	(0.19)	0.00	0.00	0.00	24.91	(0.73)[4]	1.00	[5]	0.08	[5]	70.9	18	[4,6]

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distributions, if any.
[3]	Less than $0.01 per share.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes impact of in-kind transactions.
[7]	For the period December 12, 2025 (commencement of operations) to December 31, 2025.

See Notes to Financial Statements.	27

Baron ETF Trust	June 30, 2026

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON GLOBAL DURABLE ADVANTAGE ETF

Selected data for a share outstanding throughout each period:

		Income (loss) from investment operations:			Less distributions to shareholders from:						Ratios to Average Net Assets:				Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]		Total expenses (%)		Net investment income (loss) (%)		Net assets (in millions), end of period ($)	Portfolio turnover rate (%)

Six Months Ended June 30,

2026	25.29	0.02	1.11	1.13	0.00	0.00	0.00	26.42	4.43	[3]	0.75	[4]	0.17	[4]	9.8	6	[3,5]

Period Ended December 31,

2025[6]	25.00	(0.01)	0.30	0.29	0.00	0.00	0.00	25.29	1.18	[3]	0.75	[4]	(0.44)[4]		3.3	0	[3,5,7]

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distributions, if any.
[3]	Not annualized.
[4]	Annualized.
[5]	Excludes impact of in-kind transactions.
[6]	For the period December 12, 2025 (commencement of operations) to December 31, 2025.
[7]	Less than 0.5%.

28	See Notes to Financial Statements.

June 30, 2026	Baron ETF Trust

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON SMID CAP ETF

Selected data for a share outstanding throughout each period:

		Income (loss) from investment operations:			Less distributions to shareholders from:						Ratios to Average Net Assets:			Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]		Total expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of period ($)	Portfolio turnover rate (%)

Six Months Ended June 30,

2026	24.10	(0.03)	0.85	0.82	0.00	0.00	0.00	24.92	3.41	[3]	0.75	[4]	(0.29)[4]	33.1	42	[3,5]

Period Ended December 31,

2025[6]	24.56	(0.00)[7]	(0.46)	(0.46)	0.00	0.00	0.00	24.10	(1.87)[3]		0.75	[4]	(0.29)[4]	15.9	1	[3,5]

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distributions, if any.
[3]	Not annualized.
[4]	Annualized.
[5]	Excludes impact of in-kind transactions.
[6]	For the period December 12, 2025 (commencement of operations) to December 31, 2025.
[7]	Less than $0.01 per share.

See Notes to Financial Statements.	29

Baron ETF Trust	June 30, 2026

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON FINANCIALS ETF3

Selected data for a share outstanding throughout each period:

		Income (loss) from investment operations:			Less distributions to shareholders from:						Ratios to Average Net Assets:					Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]		Gross expenses (%)		Net expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of period ($)	Portfolio turnover rate (%)

Six Months Ended June 30,

2026	24.86	0.05	(3.64)	(3.59)	0.00	0.00	0.00	21.27	(14.44)[5]		0.80	[6]	0.80	[6]	0.46 [6]	46.1	18	[5]

Year Ended December 31,

2025	24.64	(0.07)	0.29	0.22	0.00	0.00	0.00	24.86	0.91	[4]	1.07	[7]	0.95	[7]	(0.29)	56.6	14	[8]

2024	20.01	(0.03)	4.66	4.63	0.00	0.00	0.00	24.64	23.14	[4]	1.13		0.95		(0.13)	69.1	11

2023	15.72	(0.01)	4.30	4.29	0.00	0.00	0.00	20.01	27.31	[4]	1.21		0.95		(0.11)	59.6	16

2022	23.89	(0.06)	(7.90)	(7.96)	0.00	(0.21)	(0.21)	15.72	(33.30)[4]		1.20	[7]	0.95	[7]	(0.30)	42.6	27

2021	20.71	(0.14)	3.32	3.18	0.00	0.00	0.00	23.89	15.35	[4]	1.18		0.95		(0.60)	78.3	12

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distributions, if any.
[3]

After the close of business on December 12, 2025, Baron FinTech Fund (the Predecessor Fund) was reorganized into Baron Financials ETF. The amounts disclosed for periods prior to the reorganization reflect those of the Predecessor Fund’s Institutional Shares; share amounts have been adjusted to reflect the conversion ratio of the Predecessor Fund’s shares to Baron Financials ETF shares.

[4]	The total returns would have been lower had certain expenses not been reduced during the period shown.
[5]	Not annualized.
[6]	Annualized.
[7]	Includes interest expense of less than 0.01%.
[8]	Excludes impact of in-kind transactions.

30	See Notes to Financial Statements.

June 30, 2026	Baron ETF Trust

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON TECHNOLOGY ETF3

Selected data for a share outstanding throughout each period:

		Income (loss) from investment operations:			Less distributions to shareholders from:						Ratios to Average Net Assets:					Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]		Gross expenses (%)		Net expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of period ($)	Portfolio turnover rate (%)

Six Months Ended June 30,

2026	25.06	(0.07)	7.42	7.35	0.00	0.00	0.00	32.41	29.35	[4]	0.75	[6]	0.75	[6]	(0.51)[6]	205.2	37	[4,7]

Year Ended December 31,

2025	21.51	(0.14)	3.87	3.73	0.00	(0.18)	(0.18)	25.06	17.34	[5,8]	1.05		0.93		(0.60)	149.1	58	[7]

2024	14.55	(0.10)	7.06	6.96	0.00	0.00	0.00	21.51	47.80	[5]	1.35		0.95		(0.54)	56.0	36

2023	8.91	(0.06)	5.70	5.64	0.00	0.00	0.00	14.55	63.38	[5]	5.04		0.95		(0.48)	9.0	27

2022 [9]	15.99	(0.06)	(7.02)	(7.08)	0.00	0.00	0.00	8.91	(44.30)[5]		6.42		0.95		(0.55)	3.3	19

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distributions, if any.
[3]

After the close of business on December 12, 2025, Baron Technology Fund (the Predecessor Fund) was reorganized into Baron Technology ETF. The amounts disclosed for periods prior to the reorganization reflect those of the Predecessor Fund’s Institutional Shares; share amounts have been adjusted to reflect the conversion ratio of the Predecessor Fund’s shares to Baron Technology ETF shares.

[4]	Not annualized.
[5]	The total returns would have been lower had certain expenses not been reduced during the period shown.
[6]	Annualized.
[7]	Excludes impact of in-kind transactions.
[8]

The Adviser made a voluntary payment to the Predecessor Fund in the amount of $83,210 to compensate the Predecessor Fund for a loss incurred due to a trading error. The impact of this payment increased the Fund’s total return by 0.06%.

[9]	For the period January 3, 2022 (commencement of operations) to December 31, 2022.

See Notes to Financial Statements.	31

Baron ETF Trust	June 30, 2026

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON EMERGING MARKETS SELECT ETF

Selected data for a share outstanding throughout the period:

		Income (loss) from investment operations:			Less distributions to shareholders from:						Ratios to Average Net Assets:				Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]		Total expenses (%)		Net investment income (loss) (%)		Net assets (in millions), end of period ($)	Portfolio turnover rate (%)

Period Ended June 30,

2026[3]	25.00	0.07	2.19	2.26	0.00	0.00	0.00	27.26	9.04	[4]	0.80	[5]	1.10	[5]	42.9	10	[4,6]

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distributions, if any.
[3]	For the period April 8, 2026 (commencement of operations) to June 30, 2026.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes impact of in-kind transactions.

32	See Notes to Financial Statements.

June 30, 2026	Baron ETF Trust

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON RISK OPTIMIZED LARGE CAP ETF

Selected data for a share outstanding throughout the period:

		Income (loss) from investment operations:			Less distributions to shareholders from:						Ratios to Average Net Assets:				Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]		Total expenses (%)		Net investment income (loss) (%)		Net assets (in millions), end of period ($)	Portfolio turnover rate (%)

Period Ended June 30,

2026[3]	25.11	0.01	0.43	0.44	0.00	0.00	0.00	25.55	1.74	[4]	0.45	[5]	0.39	[5]	2.6	8	[4,6]

[1]	Based on average shares outstanding
[2]	Total returns reflect reinvestment of all dividends and distributions, if any.
[3]	For the period May 26, 2026 (commencement of operations) to June 30, 2026.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes impact of in-kind transactions.

See Notes to Financial Statements.	33

Baron ETF Trust	June 30, 2026

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

FOR THE PERIOD COVERED BY THIS REPORT

Not applicable.

RESULTS OF MEETING(S) OF SHAREHOLDERS

FOR THE PERIOD COVERED BY THIS REPORT

Not applicable.

REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS

FOR THE PERIOD COVERED BY THIS REPORT

Refer to the financial statements included herein.

June 30, 2026	Baron ETF Trust

DISCLOSURE REGARDING THE APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES (Unaudited)

The Board of Trustees (the “Board” or the “Trustees”) of Baron ETF Trust (the “Trust”) met at meetings held on: (i) February 10, 2026 to discuss the selection of BAMCO, Inc. (the “Adviser”) as the investment adviser for Baron Emerging Markets Select ETF and the approval of the related investment advisory agreement; and (ii) May 5, 2026 to discuss the selection of the Adviser for Baron Risk Optimized Large Cap ETF (together with Baron Emerging Markets Select ETF, a “Fund” and together, the “Funds”) and the approval of the related investment advisory agreement. The members of the Board who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”) met in separate sessions to discuss and consider the initial approval of the investment advisory agreements for the Funds. Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, provided reports to the Board. The Trustees received a substantial amount of information from the Adviser and from Broadridge, and the Independent Trustees were advised by independent legal counsel. Based on its evaluation of this and other information, the Board, including a majority of the Independent Trustees, approved the investment advisory agreements for the Funds for an initial two-year period.

In reaching its determination, the Board considered various factors that it deemed relevant, including the factors listed below.

1. NATURE, EXTENT AND QUALITY OF SERVICES

The Trustees considered the information provided, including their experience and knowledge gained from their service as Trustees of other funds advised by the Adviser and their experience generally, including the following:

•	Their confidence in the senior personnel, portfolio management, the financial condition of the Adviser and its affiliates and the Adviser’s available resources;

•

The nature, extent and quality of the services to be provided by the Adviser, including: intensive devotion to research, selection of broker/dealers for Fund portfolio transactions, relationships with and supervision of third party service providers, such as the Funds’ custodian and transfer agent, the quality of shareholder reports, the ability to monitor adherence to investment guidelines and restrictions, the legal, accounting and compliance services provided to the Funds and the support services provided to the Board;

•

The Adviser’s investment principles and processes and the historical performance of other funds managed by the Adviser, noting that, because the Funds had not yet commenced operations, there was no performance information to consider;

•

The proposed advisory fee structure and estimated total expense ratios of the Funds and comparisons to similar funds managed by other advisers in each respective Fund’s peer group. They observed that, for Baron Emerging Markets Select ETF, while the advisory fee was comparatively higher, the estimated net operating expenses to be paid by the Fund (total expense ratio) were within the range of the median of the funds in its peer group. The Trustees noted that the advisory fee and estimated total expense ratio for Baron Risk Optimized Large Cap ETF were below its peer group median.

•	Additional services to be provided by the Adviser.

The Board concluded that the nature, extent and quality of the services the Adviser anticipates providing to each Fund, including performance consistent with its investing principles, supported approval of the investment advisory agreement for each Fund.

2. INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISER

The Trustees noted that because the Funds had not yet commenced operations, there was no performance information to consider.

3. COSTS OF SERVICES PROVIDED AND PROFITS TO BE REALIZED BY THE ADVISER

The Trustees evaluated each Fund’s estimated total operating expense ratio. The Trustees considered that the investment advisory agreement provided for a “unitary fee” structure pursuant to which the Funds’ ordinary operating expenses (subject to customary exclusions) would be paid from the Adviser’s management fee.

The Board took into account the information performed by Broadridge. The Board considered for each Fund, among other information, Broadridge’s comparisons of each Fund’s estimated expense ratios with those of peer group funds selected by Broadridge and Morningstar category medians. The Board also considered the services to be provided by the Adviser.

The Board further considered benefits that could potentially accrue to the Adviser from its relationship with the Funds. The Board considered the costs of portfolio management, including the types of investments made for the Funds, the personnel and systems necessary for implementation of investment strategies, and the pre-tax profits realized by the Adviser and its affiliates from their relationship with the Funds.

4. ECONOMIES OF SCALE AND BENEFITS TO INVESTORS

The Board considered the extent to which economies of scale may be realized as the Funds grow and whether anticipated fee levels reflected these economies of scale for the benefit of shareholders. The Trustees considered that each Fund would likely experience benefits from the proposed unitary fee arrangement pursuant to which the Funds’ ordinary operating expenses (subject to certain exclusions) would be paid from the Adviser’s management fee.

The Board considered that the Adviser continues to grow and upgrade its staff and invest in its business. The Board members reiterated their intention to continue to consider the extent of economies of scale, future asset growth and BAMCO’s plans to invest further to support the Funds. The Board concluded that the advisory fee for each Fund was supported by the entirety of the presentation and particularly in light of the services to be provided as discussed at the meetings.

After due consideration of the above-enumerated factors and other factors it deemed relevant, the Board, including a majority of the Independent Trustees, approved each Fund’s investment advisory agreement for an initial two-year period.

SEMI ETF 6/30/2026

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certification of each of the principal executive officers and principal financial officers of the Registrant as required by Rule 30a-2(a) under the 1940 Act.

(b) Certification of each of the principal executive officers and principal financial officers of the Registrant as required by Rule 30a-2(b) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BARON ETF TRUST

By:	/s/ Ronald Baron
Ronald Baron
Principal Executive Officer

Date: August 28, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald Baron
Ronald Baron
Principal Executive Officer

Date: August 28, 2026

By:	/s/ Christopher Snively
Christopher Snively
Principal Financial Officer

Date: August 28, 2026